UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 03/31/18

Item 1. Schedule of Investments.

	TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2018 (unaudited)
Templeton Emerging Markets Bond Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49.	84			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			—
[a,b,c] K2016470219 South Africa Ltd., A	2,171,539			1,837
[a,b,c] K2016470219 South Africa Ltd., B	619,903			524
Total Common Stocks and Other Equity Interests (Cost $32,218)				2,361

	Principal
	Amount*

Foreign Government and Agency Securities 43.1%
Argentina 6.2%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	543,000		ARS	26,645
18.20%, 10/03/21	6,699,000		ARS	334,863
16.00%, 10/17/23	9,508,000		ARS	459,432
senior note, 15.50%, 10/17/26	14,132,000		ARS	691,465
Government of Argentina, 3.75%, 2/08/19.	7,139,000		ARS	373,564
				1,885,969
Brazil 8.9%
Letra Tesouro Nacional,
Strip, 7/01/21.	4,680	[d]	BRL	1,094,928
Strip, 1/01/22.	340	[d]	BRL	75,600
Nota Do Tesouro Nacional,
10.00%, 1/01/27	2,500	[d]	BRL	776,313
10.00%, 1/01/23	2,500	[d]	BRL	788,232
				2,735,073
Colombia 4.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21	58,000,000		COP	21,895
senior bond, 9.85%, 6/28/27	13,000,000		COP	5,876
Titulos de Tesoreria,
B, 7.75%, 9/18/30	381,800,000		COP	149,551
B, 7.00%, 6/30/32	637,000,000		COP	231,426
senior bond, B, 11.25%, 10/24/18	107,000,000		COP	39,830
senior bond, B, 11.00%, 7/24/20	59,000,000		COP	23,780
senior bond, B, 7.00%, 5/04/22	132,000,000		COP	49,838
senior bond, B, 10.00%, 7/24/24	383,000,000		COP	164,877
senior bond, B, 7.50%, 8/26/26	1,199,800,000		COP	461,338
senior bond, B, 6.00%, 4/28/28	428,400,000		COP	148,260
senior note, B, 7.00%, 9/11/19	65,000,000		COP	24,022
				1,320,693
Ethiopia 0.7%
[e] Government of Ethiopia, 144A, 6.625%, 12/11/24	200,000			206,837
Ghana 7.7%
Ghana Treasury Note,
19.95%, 5/06/19	50,000		GHS	11,793
17.24%, 11/11/19	50,000		GHS	11,505
17.18%, 1/06/20	110,000		GHS	25,355

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Ghana Treasury Note, (continued)
16.50%, 3/16/20	1,220,000		GHS	$277,934
Government of Ghana,
23.47%, 5/21/18	90,000		GHS	20,544
24.50%, 10/22/18	885,000		GHS	209,585
24.50%, 4/22/19	190,000		GHS	46,591
24.50%, 5/27/19	170,000		GHS	41,939
21.00%, 3/23/20	80,000		GHS	19,593
24.50%, 6/21/21	730,000		GHS	200,086
24.75%, 7/19/21	380,000		GHS	104,783
18.75%, 1/24/22	320,000		GHS	78,504
17.60%, 11/28/22	50,000		GHS	11,929
16.50%, 2/06/23	810,000		GHS	187,213
19.75%, 3/25/24	270,000		GHS	71,109
19.00%, 11/02/26	810,000		GHS	213,557
senior bond, 19.75%, 3/15/32	1,212,000		GHS	332,330
senior note, 24.00%, 11/23/20	1,820,000		GHS	480,726
senior note, 18.25%, 7/25/22.	50,000		GHS	12,203
				2,357,279
Indonesia 4.4%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	777,000,000		IDR	63,362
senior bond, FR34, 12.80%, 6/15/21	48,000,000		IDR	4,161
senior bond, FR35, 12.90%, 6/15/22	8,000,000		IDR	723
senior bond, FR43, 10.25%, 7/15/22	24,000,000		IDR	2,003
senior bond, FR53, 8.25%, 7/15/21	88,000,000		IDR	6,813
senior bond, FR56, 8.375%, 9/15/26	1,866,000,000		IDR	151,151
senior bond, FR59, 7.00%, 5/15/27	8,082,000,000		IDR	599,765
senior bond, FR61, 7.00%, 5/15/22	5,788,000,000		IDR	433,416
senior bond, FR63, 5.625%, 5/15/23	18,000,000		IDR	1,294
senior bond, FR71, 9.00%, 3/15/29	332,000,000		IDR	27,845
senior bond, FR73, 8.75%, 5/15/31	414,000,000		IDR	34,137
senior note, FR69, 7.875%, 4/15/19	104,000,000		IDR	7,754
				1,332,424
Mexico 3.0%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	101,700	[f]	MXN	569,093
senior bond, M, 6.50%, 6/10/21	30,700	[f]	MXN	165,686
senior note, M 10, 8.50%, 12/13/18	5,600	[f]	MXN	31,017
senior note, M, 5.00%, 12/11/19	30,000	[f]	MXN	159,126
				924,922
Senegal 0.7%
[e] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			208,754
Thailand 4.2%
Bank of Thailand Bond,
senior note, 1.49%, 8/28/19.	25,400,000		THB	816,633
senior note, 1.77%, 3/27/20.	14,800,000		THB	478,157
				1,294,790

|2

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Ukraine 0.7%
[a,e,g] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	300,000			$210,037
Zambia 2.3%
[e] Government of Zambia,
144A, 8.50%, 4/14/24	200,000			210,003
senior bond, 144A, 8.97%, 7/30/27	460,000			486,113
				696,116
Total Foreign Government and Agency Securities (Cost $13,304,114)				13,172,894

Quasi-Sovereign and Corporate Bonds 2.2%
Costa Rica 2.1%
[b,c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33.	583,800			622,354
South Africa 0.1%
[b,c,h] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	164,589			3,267
senior secured note, 144A, PIK, 8.00%, 12/31/22	38,934		EUR	1,410
[b,c,h] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22.	82,385			27,103
				31,780
Total Quasi-Sovereign and Corporate Bonds (Cost $933,011)				654,134
Total Investments before Short Term Investments (Cost $14,269,343)				13,829,389

Short Term Investments 50.7%
Foreign Government and Agency Securities 20.0%
Argentina 6.1%
Letras del Banco Central de la Republica Argentina,
Strip, 5/16/18 - 10/17/18	8,235,000		ARS	365,923
Strip, 7/18/18.	9,256,000		ARS	425,901
Strip, 9/19/18.	24,427,000		ARS	1,079,083
				1,870,907
Egypt 12.8%
[i] Egypt Treasury Bill,
4/03/18 - 11/06/18	27,675,000		EGP	1,510,416
4/24/18	21,700,000		EGP	1,224,497
6/12/18	6,700,000		EGP	366,579
6/26/18	8,300,000		EGP	451,147
9/04/18	6,700,000		EGP	352,938
				3,905,577
Ghana 0.2%
Ghana Treasury Note, 21.00%, 1/07/19	270,000		GHS	63,483
Mexico 0.9%
[i] Mexico Treasury Bill, 4/26/18 - 12/06/18	535,310	[j]	MXN	283,670
Total Foreign Government and Agency Securities (Cost $6,152,769)				6,123,637
Total Investments before Money Market Funds (Cost $20,422,112)				19,953,026

|3

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Shares	Value
Short Term Investments (continued)
Money Market Funds (Cost $9,374,036) 30.7%
United States 30.7%
[k,l] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	9,374,036	$9,374,036
Total Investments (Cost $29,796,148) 96.0%		29,327,062
Other Assets, less Liabilities 4.0%		1,233,121
Net Assets 100.0%.		$30,560,183

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $1,321,744, representing 4.3% of net assets.
fPrincipal amount is stated in 100 Mexican Peso Units.
gThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
hIncome may be received in additional securities and/or cash.
iThe security was issued on a discount basis with no stated coupon rate.
jPrincipal amount is stated in 10 Mexican Peso Units.
kSee Note 6 regarding investments in affiliated management investment companies.
lThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indonesian Rupiah	JPHQ	Buy	14,900,000,000	$1,081,277	4/02/18	$1,309	$—
Indonesian Rupiah	JPHQ	Sell	14,900,000,000	1,086,719	4/02/18	4,132	—
Mexican Peso	CITI	Buy	3,398,504	181,821	4/02/18	5,017	—
Mexican Peso	CITI	Sell	3,398,504	185,104	4/02/18	—	(1,734)
Japanese Yen	JPHQ	Sell	20,000,000	179,113	4/06/18	—	(8,943)
Euro	CITI	Sell	28,594	34,430	4/10/18	—	(781)
Indian Rupee	JPHQ	Buy	13,837,500	216,211	4/11/18	—	(3,926)
Japanese Yen	HSBK	Sell	19,800,000	177,260	4/11/18	—	(8,973)
Euro	DBAB	Sell	33,250	40,007	4/12/18	—	(943)
Japanese Yen	DBAB	Sell	9,900,000	91,186	4/13/18	—	(1,942)
Euro	BOFA	Sell	48,370	59,021	4/17/18	—	(572)
Euro	JPHQ	Sell	27,350	33,650	4/18/18	—	(48)
Indian Rupee	JPHQ	Buy	30,061,000	465,773	4/19/18	—	(4,896)
Euro	JPHQ	Sell	27,350	33,690	4/23/18	—	(20)
Indian Rupee	JPHQ	Buy	20,962,000	325,876	4/23/18	—	(4,603)
Euro	DBAB	Sell	128,180	157,751	4/24/18	—	(248)
Indonesian Rupiah	HSBK	Buy	2,940,000,000	213,508	4/24/18	246	—
Euro	BZWS	Sell	236,000	293,655	4/30/18	2,628	—
Mexican Peso	CITI	Buy	6,454,750	320,273	5/02/18	32,926	—

|4

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	609,800	$761,927	5/07/18	$9,556	$—
Euro	CITI	Sell	281,000	347,246	5/09/18	497	—
Euro	DBAB	Sell	393,000	485,475	5/09/18	520	—
Mexican Peso	GSCO	Buy	1,464,330	74,185	5/14/18	5,780	—
Euro	JPHQ	Sell	27,350	34,357	5/21/18	578	—
Euro	UBSW	Sell	25,815	32,393	5/21/18	510	—
Euro	BZWS	Sell	236,000	292,557	5/31/18	857	—
Euro	DBAB	Sell	137,637	170,466	5/31/18	344	—
Indian Rupee	DBAB	Buy	53,060,000	808,133	5/31/18	1,362	—
Mexican Peso	JPHQ	Buy	6,083,000	317,567	5/31/18	13,687	—
Mexican Peso	HSBK	Buy	7,980,000	416,764	6/01/18	17,727	—
Brazilian Real	JPHQ	Buy	2,747,303	836,623	6/04/18	—	(10,132)
Australian Dollar	JPHQ	Sell	417,000	326,886	6/12/18	6,640	—
Australian Dollar	CITI	Sell	277,000	217,151	6/13/18	4,421	—
Euro	DBAB	Sell	33,250	41,241	6/13/18	98	—
Euro	JPHQ	Sell	27,350	34,086	6/15/18	237	—
Mexican Peso	CITI	Buy	1,690,390	85,514	6/15/18	6,332	—
Australian Dollar	DBAB	Sell	423,000	331,805	6/19/18	6,938	—
Euro	DBAB	Sell	713,000	886,901	6/19/18	4,191	—
Japanese Yen	JPHQ	Sell	158,200,000	1,424,314	6/19/18	—	(70,735)
Euro	UBSW	Sell	25,815	32,045	6/20/18	82	—
Euro	UBSW	Sell	660,000	816,489	6/22/18	—	(815)
Mexican Peso	DBAB	Buy	3,300,000	166,243	6/22/18	12,871	—
Australian Dollar	BOFA	Sell	763,000	588,731	6/28/18	2,709	—
Euro	DBAB	Sell	137,583	171,835	6/29/18	1,361	—
Mexican Peso	CITI	Buy	4,729,821	249,718	6/29/18	6,730	—
Japanese Yen	BZWS	Sell	46,442,500	415,753	7/05/18	—	(23,660)
Mexican Peso	CITI	Buy	2,335,000	117,182	7/16/18	9,079	—
Japanese Yen	BZWS	Sell	10,100,000	91,603	7/17/18	—	(4,041)
Indian Rupee	JPHQ	Buy	31,220,000	481,211	8/06/18	—	(8,407)
Japanese Yen	JPHQ	Sell	20,400,000	188,455	8/08/18	—	(5,039)
Japanese Yen	SCNY	Sell	20,370,000	188,606	8/08/18	—	(4,604)
Japanese Yen	BZWS	Sell	20,370,000	188,297	8/09/18	—	(4,927)
Mexican Peso	CITI	Buy	5,030,000	261,177	8/09/18	9,779	—
Mexican Peso	HSBK	Buy	15,380,000	801,042	8/22/18	25,749	—
Mexican Peso	CITI	Buy	19,977,374	1,046,127	8/27/18	26,960	—
Indian Rupee	HSBK	Buy	44,800,000	675,716	9/19/18	—	(479)
Indonesian Rupiah	HSBK	Buy	4,850,000,000	347,670	9/19/18	350	—
Mexican Peso	CITI	Buy	9,290,000	482,434	9/20/18	14,699	—
Indonesian Rupiah	JPHQ	Buy	14,900,000,000	1,071,480	9/28/18	—	(3,226)
Mexican Peso	CITI	Buy	3,398,504	177,486	1/02/19	1,507	—
Japanese Yen	JPHQ	Sell	20,000,000	181,717	1/11/19	—	(10,382)
Japanese Yen	JPHQ	Sell	20,420,000	191,385	2/12/19	—	(5,244)
Total Forward Exchange Contracts						$238,409	$(189,320)
Net unrealized appreciation (depreciation)						$49,089

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|5

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.018%	Semi-Annual	8/22/23	$520,000	$(9,027)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	440,000	22,140
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	550,000	25,721
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	320,000	14,918
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	80,000	3,914
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	70,000	3,408
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	110,000	6,249
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.848%	Semi-Annual	8/22/43	300,000	(58,002)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.849%	Semi-Annual	12/23/43	300,000	(60,739)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	939
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	102,000	(3,904)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	102,000	(4,242)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	102,000	(4,606)
Total Interest Rate Swap Contracts				$(63,231)

See Abbreviations on page 44.

|6

TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2018 (unaudited)

Templeton Global Bond Fund

	Principal
	Amount*			Value

Foreign Government and Agency Securities 57.8%
Argentina 3.6%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	647,366,000		ARS	$31,766,859
18.20%, 10/03/21	10,663,431,000		ARS	533,033,188
16.00%, 10/17/23	4,280,350,000		ARS	206,828,895
senior note, 15.50%, 10/17/26	11,470,275,000		ARS	561,229,180
Government of Argentina,
3.75%, 2/08/19	271,658,000		ARS	14,215,107
[a] FRN, 24.938%, (ARS Badlar + 2.00%), 4/03/22	700,128,000		ARS	35,736,775
				1,382,810,004
Brazil 12.4%
Letra Tesouro Nacional,
Strip, 1/01/20	2,324,580	[b]	BRL	623,758,994
Strip, 7/01/20	3,280,612	[b]	BRL	842,345,843
Strip, 7/01/21	984,960	[b]	BRL	230,440,289
Nota Do Tesouro Nacional,
10.00%, 1/01/21	3,623,620	[b]	BRL	1,150,045,726
10.00%, 1/01/23	4,646,561	[b]	BRL	1,465,027,463
10.00%, 1/01/25	1,337,796	[b]	BRL	418,334,083
				4,729,952,398
Colombia 4.4%
Government of Colombia,
senior bond, 7.75%, 4/14/21.	45,050,000,000		COP	17,006,073
senior bond, 4.375%, 3/21/23	6,831,000,000		COP	2,301,625
senior bond, 9.85%, 6/28/27.	10,884,000,000		COP	4,919,857
Titulos de Tesoreria,
B, 5.00%, 11/21/18	52,609,000,000		COP	18,921,248
B, 7.75%, 9/18/30	1,657,779,800,000		COP	649,351,685
B, 7.00%, 6/30/32	16,014,000,000		COP	5,817,976
senior bond, B, 11.25%, 10/24/18	96,940,000,000		COP	36,085,285
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	35,870,733
senior bond, B, 7.00%, 5/04/22	131,527,000,000		COP	49,659,597
senior bond, B, 10.00%, 7/24/24	518,579,000,000		COP	223,242,451
senior bond, B, 7.50%, 8/26/26	1,072,334,700,000		COP	412,325,667
senior bond, B, 6.00%, 4/28/28	622,808,100,000		COP	215,540,680
senior note, B, 7.00%, 9/11/19	75,939,000,000		COP	28,065,072
				1,699,107,949
Ghana 1.9%
Government of Ghana,
24.75%, 3/01/21	1,000,000		GHS	271,267
24.50%, 6/21/21	990,000		GHS	271,349
24.75%, 7/19/21	990,000		GHS	272,988
18.75%, 1/24/22	337,130,000		GHS	82,706,481
19.75%, 3/25/24	337,130,000		GHS	88,788,930
19.00%, 11/02/26	1,011,340,000		GHS	266,640,975
senior bond, 19.75%, 3/15/32	1,011,340,000		GHS	277,308,948
senior note, 21.50%, 3/09/20	6,530,000		GHS	1,604,935
				717,865,873

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 7.1%
Government of India,
senior bond, 7.80%, 5/03/20.	14,439,400,000		INR	$225,677,300
senior bond, 8.20%, 2/15/22.	7,698,000,000		INR	122,021,250
senior bond, 8.35%, 5/14/22.	4,260,400,000		INR	67,902,067
senior bond, 8.08%, 8/02/22.	14,089,000,000		INR	222,909,769
senior bond, 9.15%, 11/14/24	9,798,000,000		INR	161,908,132
senior note, 7.28%, 6/03/19	561,300,000		INR	8,684,052
senior note, 8.12%, 12/10/20	1,759,000,000		INR	27,751,220
senior note, 7.80%, 4/11/21	14,845,400,000		INR	232,344,246
senior note, 8.79%, 11/08/21	7,315,000,000		INR	117,994,888
senior note, 8.15%, 6/11/22	19,499,000,000		INR	308,294,717
senior note, 6.84%, 12/19/22	2,217,000,000		INR	33,431,196
senior note, 7.16%, 5/20/23	4,378,700,000		INR	66,577,221
senior note, 8.83%, 11/25/23	52,330,900,000		INR	854,436,658
senior note, 7.68%, 12/15/23	18,416,000,000		INR	286,341,012
				2,736,273,728
Indonesia 10.3%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	88,911,375
senior bond, FR32, 15.00%, 7/15/18	1,150,000,000		IDR	86,365
senior bond, FR34, 12.80%, 6/15/21	1,603,246,000,000		IDR	138,981,067
senior bond, FR35, 12.90%, 6/15/22	1,172,669,000,000		IDR	105,936,338
senior bond, FR36, 11.50%, 9/15/19	437,062,000,000		IDR	34,466,447
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,431,392
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000		IDR	57,772,164
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000		IDR	64,557,051
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000		IDR	83,499,470
senior bond, FR43, 10.25%, 7/15/22	377,390,000,000		IDR	31,494,856
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000		IDR	21,372,628
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000		IDR	552,776,543
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	167,260,979
senior bond, FR48, 9.00%, 9/15/18	483,192,000,000		IDR	35,857,678
senior bond, FR52, 10.50%, 8/15/30	996,594,000,000		IDR	92,871,797
senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000		IDR	463,775,196
senior bond, FR56, 8.375%, 9/15/26	6,518,855,000,000		IDR	528,043,552
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000		IDR	48,201,767
senior bond, FR64, 6.125%, 5/15/28	102,713,000,000		IDR	7,195,138
senior bond, FR68, 8.375%, 3/15/34	2,917,910,000,000		IDR	230,952,576
senior bond, FR70, 8.375%, 3/15/24	10,037,615,000,000		IDR	798,473,202
senior bond, FR71, 9.00%, 3/15/29	2,481,901,000,000		IDR	208,162,249
senior bond, FR73, 8.75%, 5/15/31	1,231,387,000,000		IDR	101,534,631
senior note, FR66, 5.25%, 5/15/18	169,888,000,000		IDR	12,365,536
senior note, FR69, 7.875%, 4/15/19	824,326,000,000		IDR	61,457,625
				3,942,437,622
Mexico 12.1%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	529,790,200	[c]	MXN	2,964,600,234
senior bond, M, 6.50%, 6/10/21	281,607,150	[c]	MXN	1,519,817,841
senior note, M, 5.00%, 12/11/19	14,548,600	[c]	MXN	77,168,582

|8

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[d] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	8,222,593	[e]	MXN	$45,049,567
Index Linked, 2.50%, 12/10/20	6,583,469	[e]	MXN	35,150,764
				4,641,786,988
Peru 0.2%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	63,852,732
Philippines 1.7%
Government of the Philippines,
senior note, 3.375%, 8/20/20	8,357,030,000		PHP	157,389,819
senior note, 5-72, 2.125%, 5/23/18	5,932,727,000		PHP	113,606,520
senior note, 7-51, 5.00%, 8/18/18	1,392,270,000		PHP	26,833,136
senior note, 7-56, 3.875%, 11/22/19	17,672,820,000		PHP	337,498,764
				635,328,239
South Korea 2.5%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18	68,750,000,000		KRW	64,742,768
senior note, 2.06%, 12/02/19	194,330,000,000		KRW	182,958,236
Korea Treasury Bond, senior note, 1.75%, 12/10/18	759,465,000,000		KRW	715,323,983
				963,024,987
[f] Supranational 0.4%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	2,473,000,000		MXN	135,803,423
Ukraine 1.2%
[g,h,i] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	650,958,000			455,751,970
Total Foreign Government and Agency Securities
(Cost $21,072,724,207)				22,103,995,913

Quasi-Sovereign and Corporate Bonds 1.2%
India 1.2%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22.	22,550,000,000		INR	369,321,658
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	51,353,393
8.29%, 11/28/24	3,050,000,000		INR	47,931,583
Total Quasi-Sovereign and Corporate Bonds (Cost $484,057,842) .				468,606,634
Total Investments before Short Term Investments
(Cost $21,556,782,049)				22,572,602,547

Short Term Investments 37.0%
Foreign Government and Agency Securities 2.6%
Argentina 0.6%
Letras del Banco Central de la Republica Argentina, Strip, 5/16/18 - 10/17/18.	4,752,396,000		ARS	216,298,832

|9

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*		Value

Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
South Korea 2.0%
Korea Monetary Stabilization Bond,
senior note, 1.33%, 10/02/18	344,170,000,000	KRW	$324,218,637
senior note, 1.61%, 10/08/18	473,590,000,000	KRW	445,934,996
			770,153,633
Total Foreign Government and Agency Securities (Cost $959,747,218)			986,452,465
U.S. Government and Agency Securities 14.4%
United States 14.4%
[j] FHLB,
4/04/18	419,208,000		419,169,433
4/02/18 - 4/05/18.	886,196,000		886,137,320
4/06/18	426,800,000		426,721,896
[j] U.S. Treasury Bill,
5/31/18	750,000,000		747,955,508
6/28/18	500,000,000		497,973,020
9/27/18	500,000,000		495,370,765
9/13/18 - 1/31/19.	1,115,769,000		1,102,959,851
2/28/19	571,873,000		561,443,786
U.S. Treasury Note,
1.50%, 8/31/18	188,862,000		188,565,028
2.75%, 2/15/19	183,076,000		184,085,878
Total U.S. Government and Agency Securities (Cost $5,509,670,013)			5,510,382,485
Total Investments before Money Market Funds
(Cost $28,026,199,280)			29,069,437,497

	Shares

Money Market Funds (Cost $7,657,710,837) 20.0%
United States 20.0%
[k,l] Institutional Fiduciary Trust Money Market Portfolio, 1.24%.	7,657,710,837		7,657,710,837
Total Investments (Cost $35,683,910,117) 96.0%			36,727,148,334
Other Assets, less Liabilities 4.0%			1,545,503,644
Net Assets 100.0%			$38,272,651,978

|10

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cPrincipal amount is stated in 100 Mexican Peso Units.
dPrincipal amount of security is adjusted for inflation.
ePrincipal amount is stated in 100 Unidad de Inversion Units.
fA supranational organization is an entity formed by two or more central governments through international treaties.
gNon-income producing.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
iThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
jThe security was issued on a discount basis with no stated coupon rate.
kSee Note 6 regarding investments in affiliated management investment companies.
lThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	164,724,987	203,402,413		4/03/18	$	— $	(660,824)
Euro	GSCO	Sell	164,724,987	201,422,419		4/03/18		—	(1,319,170)
Mexican Peso	CITI	Buy	3,422,907,160	153,415,126	EUR	4/03/18		—	(670,982)
Mexican Peso	CITI	Sell	3,422,907,160	150,292,301	EUR	4/03/18		—	(3,172,554)
Euro	MSCO	Sell	8,856,901	10,707,595		4/05/18		—	(194,929)
Japanese Yen	JPHQ	Sell	39,126,500,000	350,402,780		4/06/18		—	(17,495,066)
Australian Dollar	CITI	Sell	58,864,350	45,961,873		4/09/18		762,687	—
Euro	BOFA	Sell	131,886,000	160,015,965		4/09/18		—	(2,377,219)
Euro	JPHQ	Sell	65,175,000	79,209,785		4/09/18		—	(1,041,157)
Euro	SCNY	Sell	226,537,356	274,805,670		4/09/18		—	(4,133,128)
Euro	UBSW	Sell	154,764,200	187,775,404		4/09/18		—	(2,788,046)
Euro	BZWS	Sell	202,258,000	243,569,196		4/10/18		—	(5,491,828)
Euro	GSCO	Sell	104,415,800	125,692,608		4/10/18		—	(2,885,279)
Euro	SCNY	Sell	49,935,936	60,139,745		4/10/18		—	(1,351,496)
Japanese Yen	SCNY	Sell	3,331,470,000	29,865,262		4/10/18		—	(1,467,691)
South Korean Won	HSBK	Buy	386,537,495,668	361,585,203		4/10/18		2,287,054	—
South Korean Won	HSBK	Sell	453,178,699,668	427,365,805		4/10/18		759,957	—
Euro	JPHQ	Sell	11,512,010	13,810,153		4/11/18		—	(366,777)
Euro	UBSW	Sell	23,478,000	28,149,652		4/11/18		—	(763,279)
Japanese Yen	BZWS	Sell	35,663,421,500	319,628,004		4/11/18		—	(15,812,677)
Japanese Yen	HSBK	Sell	38,917,825,000	348,413,832		4/11/18		—	(17,636,906)
Euro	JPHQ	Sell	7,674,663	9,524,449		4/12/18		72,501	—
Indian Rupee	JPHQ	Buy	41,308,437,210	535,651,368	EUR	4/12/18		—	(26,022,064)
Japanese Yen	CITI	Sell	6,890,100,000	63,435,990		4/13/18		—	(1,378,612)
Japanese Yen	DBAB	Sell	19,434,250,000	179,003,675		4/13/18		—	(3,812,709)
Euro	BOFA	Sell	177,095,041	214,570,122		4/16/18		—	(3,598,499)
Euro	GSCO	Sell	139,195,260	170,114,703		4/16/18		—	(1,364,057)
Euro	SCNY	Sell	140,680,000	170,349,412		4/16/18		—	(2,958,443)
Mexican Peso	DBAB	Buy	3,204,884,515	134,496,261	EUR	4/16/18		10,122,490	—
South Korean Won	CITI	Buy	520,700,000,000	488,973,447		4/16/18		1,269,707	—
South Korean Won	CITI	Sell	801,396,000,000	749,283,343		4/16/18		—	(5,237,307)
Euro	JPHQ	Sell	261,527,057	319,230,387		4/17/18		—	(2,975,517)

|11

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	MSCO	Buy	2,242,821,020	94,275,789	EUR	4/17/18	$6,867,451	$—
Euro	GSCO	Sell	156,473,908	192,478,555		4/18/18	—	(313,787)
Euro	JPHQ	Sell	37,310,600	45,905,097		4/18/18	—	(65,494)
Japanese Yen	BOFA	Sell	2,679,000,000	24,673,734		4/18/18	—	(535,322)
Mexican Peso	DBAB	Buy	3,204,884,515	137,022,361	EUR	4/18/18	6,932,114	—
Mexican Peso	MSCO	Buy	3,071,960,000	130,024,549	EUR	4/18/18	8,264,483	—
Australian Dollar	JPHQ	Sell	388,000,000	303,705,875		4/19/18	5,777,626	—
Euro	MSCO	Sell	514,497,002	636,391,631		4/19/18	2,431,890	—
Australian Dollar	BOFA	Sell	626,000,000	489,532,000		4/20/18	8,853,760	—
Euro	DBAB	Sell	21,602,685	26,586,856		4/23/18	—	(39,425)
Euro	JPHQ	Sell	70,643,943	87,019,916		4/23/18	—	(51,924)
Euro	UBSW	Sell	245,086,718	301,807,137		4/23/18	—	(273,273)
Japanese Yen	CITI	Sell	25,386,870,000	239,419,720		4/23/18	457,297	—
Euro	DBAB	Sell	68,506,971	84,311,529		4/24/18	—	(132,422)
Mexican Peso	CITI	Buy	2,307,343,100	105,827,953	EUR	4/24/18	—	(4,027,887)
Japanese Yen	MSCO	Sell	6,192,115,000	58,894,559		4/26/18	598,199	—
Indian Rupee	DBAB	Buy	900,181,000	13,583,537		4/27/18	208,592	—
Japanese Yen	GSCO	Sell	15,371,620,000	136,221,299		4/27/18	—	(8,505,646)
Mexican Peso	CITI	Buy	2,084,698,000	89,019,538	EUR	4/27/18	4,415,657	—
Australian Dollar	JPHQ	Sell	248,603,352	189,998,841		4/30/18	—	(894,330)
Euro	BZWS	Sell	242,386,599	301,601,646		4/30/18	2,698,750	—
Euro	GSCO	Sell	253,578,896	316,973,620		4/30/18	4,268,765	—
Euro	SCNY	Sell	221,525,985	275,191,763		4/30/18	2,013,465	—
Euro	GSCO	Sell	226,514,974	284,201,542		5/02/18	4,829,990	—
Euro	JPHQ	Sell	236,418,000	296,399,611		5/02/18	4,814,192	—
Indian Rupee	HSBK	Buy	22,984,769,550	289,614,225	EUR	5/02/18	—	(5,243,110)
Mexican Peso	CITI	Buy	3,716,745,430	166,393,895	EUR	5/02/18	—	(1,844,204)
Brazilian Real	JPHQ	Buy	821,500,000	209,941,222	EUR	5/03/18	—	(11,082,814)
Euro	GSCO	Sell	164,724,987	203,830,698		5/03/18	652,726	—
Euro	BOFA	Sell	315,757,000	395,169,885		5/07/18	5,588,984	—
Euro	DBAB	Sell	129,470,000	162,035,589		5/07/18	2,295,538	—
Euro	JPHQ	Sell	117,193,824	146,412,588		5/07/18	1,818,880	—
Japanese Yen	BOFA	Sell	6,474,170,000	58,797,294		5/08/18	—	(2,203,991)
Australian Dollar	CITI	Sell	58,864,350	45,964,816		5/09/18	764,194	—
Japanese Yen	CITI	Sell	9,190,446,650	81,232,541		5/09/18	—	(5,368,136)
Euro	CITI	Sell	8,800,000	10,849,872		5/14/18	—	(13,149)
Euro	JPHQ	Sell	7,674,663	9,545,731		5/14/18	71,864	—
Japanese Yen	CITI	Sell	14,536,527,285	129,422,377		5/14/18	—	(7,600,892)
Japanese Yen	JPHQ	Sell	9,028,069,000	80,471,245		5/14/18	—	(4,628,552)
Australian Dollar	JPHQ	Sell	448,656,000	342,438,935		5/15/18	—	(2,078,588)
Euro	GSCO	Sell	171,944,000	213,575,081		5/15/18	1,305,936	—
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	101,022,262		5/15/18	123,345	—
Japanese Yen	GSCO	Sell	16,608,958,000	147,887,577		5/15/18	—	(8,681,448)
Japanese Yen	HSBK	Sell	6,367,072,000	56,925,096		5/15/18	—	(3,095,903)
Japanese Yen	SCNY	Sell	12,414,879,000	110,867,922		5/15/18	—	(6,164,435)
Euro	BOFA	Sell	189,563,331	236,503,003		5/16/18	2,465,161	—
Japanese Yen	CITI	Sell	12,414,890,000	110,491,096		5/16/18	—	(6,549,397)
Japanese Yen	SCNY	Sell	9,153,053,700	81,430,689		5/16/18	—	(4,859,074)
South Korean Won	HSBK	Buy	624,400,000,000	584,042,653		5/17/18	4,296,104	—
South Korean Won	HSBK	Sell	724,847,500,000	648,488,034		5/17/18	—	(34,497,035)

|12

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BOFA	Sell	42,218,712,250	378,949,037		5/18/18	$	—$	(19,119,510)
Japanese Yen	CITI	Sell	35,256,487,300	316,268,337		5/18/18		—	(16,155,319)
Euro	JPHQ	Sell	70,643,943	88,742,215		5/21/18		1,492,050	—
Euro	SCNY	Sell	106,299,000	133,366,446		5/21/18		2,079,815	—
Euro	UBSW	Sell	119,762,500	150,281,578		5/21/18		2,366,592	—
Japanese Yen	BOFA	Sell	42,084,293,750	383,325,003		5/21/18		—	(13,557,877)
Japanese Yen	CITI	Sell	35,256,486,200	315,147,410		5/21/18		—	(17,344,704)
Japanese Yen	DBAB	Sell	9,637,940,000	90,831,417		5/21/18		—	(60,767)
Japanese Yen	HSBK	Sell	42,232,203,900	385,506,197		5/21/18		—	(12,771,574)
South Korean Won	CITI	Buy	476,600,000,000	446,414,898		5/21/18		2,704,955	—
South Korean Won	CITI	Sell	997,861,500,000	925,273,773		5/21/18		—	(15,052,309)
Euro	BOFA	Sell	79,015,000	98,097,122		5/22/18		500,949	—
Euro	DBAB	Sell	21,602,855	26,837,226		5/22/18		154,243	—
Euro	JPHQ	Sell	204,801,000	254,450,906		5/22/18		1,488,888	—
Euro	UBSW	Sell	58,343,508	72,509,312		5/22/18		445,740	—
Japanese Yen	BOFA	Sell	42,198,117,500	386,712,954		5/22/18		—	(11,270,684)
Japanese Yen	CITI	Sell	4,322,430,000	38,880,633		5/22/18		—	(1,885,555)
Japanese Yen	HSBK	Sell	19,192,069,750	180,156,479		5/22/18		—	(849,930)
Japanese Yen	JPHQ	Sell	14,025,924,000	129,500,588		5/22/18		—	(2,782,286)
Brazilian Real	CITI	Buy	370,166,000	93,724,775	EUR	5/24/18		—	(4,303,575)
Japanese Yen	SCNY	Sell	11,809,161,000	106,208,188		5/24/18		—	(5,182,997)
Japanese Yen	BOFA	Sell	12,841,448,000	117,595,678		5/25/18		—	(3,540,984)
Euro	MSCO	Sell	158,886,676	196,936,857		5/29/18		583,081	—
Indian Rupee	CITI	Buy	3,154,839,000	38,588,943	EUR	5/29/18		453,107	—
Japanese Yen	HSBK	Sell	18,077,594,000	168,911,535		5/29/18		—	(1,666,623)
Japanese Yen	JPHQ	Sell	12,942,268,500	121,854,314		5/29/18		—	(267,487)
Japanese Yen	MSCO	Sell	6,192,115,000	59,020,302		5/29/18		592,197	—
Euro	BOFA	Sell	325,850,167	404,347,472		5/31/18		1,589,961	—
Euro	BZWS	Sell	242,386,599	300,474,548		5/31/18		879,724	—
Euro	DBAB	Sell	138,539,445	171,583,873		5/31/18		346,269	—
Euro	GSCO	Sell	153,315,798	189,993,536		5/31/18		492,055	—
Euro	SCNY	Sell	225,919,558	279,622,897		5/31/18		381,674	—
Indian Rupee	DBAB	Buy	37,183,634,938	456,964,212	EUR	5/31/18		2,464,856	—
Japanese Yen	BZWS	Sell	38,433,900,000	362,481,373		5/31/18		—	(229,572)
Japanese Yen	DBAB	Sell	8,644,374,000	81,381,793		5/31/18		—	(197,466)
Euro	BOFA	Sell	143,335,694	176,999,515		6/01/18		—	(181,432)
Japanese Yen	HSBK	Sell	14,893,097,250	139,579,168		6/01/18		—	(981,218)
Brazilian Real	CITI	Buy	370,250,000	91,579,169	EUR	6/04/18		—	(1,847,302)
Euro	GSCO	Sell	164,724,987	202,320,170		6/04/18		—	(1,352,643)
Japanese Yen	BOFA	Sell	42,387,239,840	399,766,480		6/04/18		—	(370,047)
Japanese Yen	JPHQ	Sell	12,728,600,000	119,663,439		6/05/18		—	(503,616)
South Korean Won	HSBK	Sell	331,089,764,000	309,617,772		6/05/18		—	(2,519,045)
Euro	UBSW	Sell	15,764,200	19,532,081		6/06/18		37,249	—
Japanese Yen	HSBK	Sell	9,813,450,000	93,639,790		6/06/18		987,061	—
Euro	BOFA	Sell	196,533,000	243,529,936		6/07/18		466,290	—
Euro	GSCO	Sell	127,740,000	158,501,069		6/07/18		517,677	—
Japanese Yen	CITI	Sell	28,538,800,000	256,951,210		6/08/18		—	(12,534,451)
Japanese Yen	HSBK	Sell	21,369,300,000	191,622,839		6/11/18		—	(10,207,031)
Japanese Yen	MSCO	Sell	6,405,061,130	60,842,392		6/11/18		347,539	—
Mexican Peso	HSBK	Buy	4,253,323,520	182,742,149	EUR	6/11/18		5,152,372	—

|13

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	376,630,184	295,240,401		6/12/18	$5,997,176	$—
Euro	JPHQ	Sell	7,674,663	9,565,033		6/12/18	69,292	—
Japanese Yen	CITI	Sell	12,207,090,000	108,721,043		6/12/18	—	(6,581,538)
Australian Dollar	CITI	Sell	342,635,912	268,605,997		6/13/18	5,468,058	—
Japanese Yen	CITI	Sell	4,208,470,000	37,515,333		6/13/18	—	(2,238,853)
Japanese Yen	DBAB	Sell	12,553,300,000	118,156,490		6/13/18	—	(424,897)
Japanese Yen	HSBK	Sell	37,908,340,000	337,894,108		6/13/18	—	(20,196,876)
Euro	UBSW	Sell	96,724,000	119,752,050		6/14/18	56,570	—
Australian Dollar	JPHQ	Sell	448,656,000	354,128,667		6/15/18	9,565,302	—
Euro	JPHQ	Sell	70,643,943	88,041,780		6/15/18	612,794	—
Australian Dollar	JPHQ	Sell	615,570,000	484,129,185		6/18/18	11,369,303	—
Euro	BOFA	Sell	189,563,331	236,095,442		6/18/18	1,431,754	—
Japanese Yen	HSBK	Sell	24,745,070,000	230,508,337		6/18/18	—	(3,324,787)
Japanese Yen	MSCO	Sell	3,400,000,000	30,394,593		6/18/18	—	(1,734,337)
Euro	GSCO	Sell	139,195,260	172,862,418		6/19/18	535,536	—
Japanese Yen	BZWS	Sell	36,791,550,000	349,004,681		6/19/18	1,310,693	—
Japanese Yen	DBAB	Sell	24,707,170,000	227,808,236		6/19/18	—	(5,683,816)
Euro	GSCO	Sell	296,007,388	366,649,551		6/20/18	154,463	—
Euro	UBSW	Sell	119,762,500	148,662,988		6/20/18	381,662	—
Japanese Yen	CITI	Sell	8,267,822,900	78,669,993		6/20/18	530,243	—
Japanese Yen	CITI	Sell	19,533,646,000	178,830,413		6/20/18	—	(5,783,388)
South Korean Won	CITI	Sell	534,152,500,000	502,164,614		6/20/18	—	(1,660,154)
Japanese Yen	DBAB	Sell	6,258,238,000	59,393,259		6/22/18	237,580	—
Japanese Yen	DBAB	Sell	24,749,910,000	225,696,790		6/22/18	—	(8,250,485)
Japanese Yen	BZWS	Sell	17,003,283,330	162,152,235		6/26/18	1,382,529	—
Japanese Yen	JPHQ	Sell	8,250,436,116	78,718,024		6/26/18	708,374	—
Japanese Yen	JPHQ	Sell	12,942,268,500	123,918,237		6/28/18	1,528,407	—
Mexican Peso	CITI	Buy	2,168,516,800	100,572,580	EUR	6/28/18	—	(7,011,867)
Euro	BOFA	Sell	325,850,167	406,947,756		6/29/18	3,198,235	—
Euro	DBAB	Sell	138,485,021	172,961,560		6/29/18	1,369,623	—
Euro	GSCO	Sell	153,315,798	191,476,100		6/29/18	1,507,868	—
Japanese Yen	BZWS	Sell	11,637,164,000	105,640,182		6/29/18	—	(4,415,839)
Japanese Yen	JPHQ	Sell	2,117,676,000	20,059,069		6/29/18	31,595	—
Japanese Yen	CITI	Sell	3,332,090,000	30,206,052		7/12/18	—	(1,336,445)
Mexican Peso	CITI	Buy	1,801,116,000	74,745,252	EUR	7/12/18	4,743,465	—
Mexican Peso	CITI	Buy	3,440,414,400	155,986,436	EUR	7/13/18	—	(7,370,807)
Japanese Yen	BZWS	Sell	19,705,372,000	178,720,564		7/17/18	—	(7,884,240)
Japanese Yen	HSBK	Sell	12,607,090,000	114,401,906		7/17/18	—	(4,983,994)
Mexican Peso	JPHQ	Buy	4,117,023,741	189,807,692	EUR	7/18/18	—	(12,991,128)
Mexican Peso	CITI	Buy	2,099,231,755	88,181,360	EUR	7/19/18	4,021,086	—
Japanese Yen	JPHQ	Sell	19,676,275,000	179,021,700		7/23/18	—	(7,389,390)
Japanese Yen	DBAB	Sell	13,902,366,365	129,362,244		7/30/18	—	(2,414,918)
Japanese Yen	JPHQ	Sell	7,902,175,000	73,454,965		7/30/18	—	(1,447,837)
Japanese Yen	BZWS	Sell	13,069,570,000	121,410,808		7/31/18	—	(2,481,552)
Mexican Peso	CITI	Buy	758,072,000	31,441,068	EUR	8/06/18	1,779,336	—
Japanese Yen	BZWS	Sell	6,464,800,000	59,911,127		8/08/18	—	(1,407,559)
Japanese Yen	CITI	Sell	12,481,439,000	115,382,451		8/09/18	—	(3,012,784)
Japanese Yen	CITI	Sell	8,636,095,000	79,847,768		8/13/18	—	(2,095,693)
Japanese Yen	CITI	Sell	14,536,527,284	130,168,142		8/14/18	—	(7,771,595)
Japanese Yen	DBAB	Sell	4,271,575,000	40,423,725		8/27/18	—	(148,690)

|14

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract Settlement				Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*			Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	CITI	Buy	2,245,017,240	94,960,309		EUR	9/07/18	$2,060,869	$—
Japanese Yen	HSBK	Sell	21,369,300,000	192,774,986			9/11/18	—	(10,419,256)
Japanese Yen	GSCO	Sell	26,707,620,290	254,722,177			9/18/18	636,798	—
Japanese Yen	HSBK	Sell	10,857,850,000	103,605,439			9/18/18	308,294	—
Mexican Peso	CITI	Buy	3,422,907,160	144,031,439		EUR	10/03/18	2,945,079	—
Mexican Peso	CITI	Buy	2,307,350,000	95,449,286		EUR	10/19/18	3,558,090	—
Mexican Peso	CITI	Buy	3,783,708,400	156,496,430		EUR	11/13/18	4,650,370	—
Mexican Peso	CITI	Buy	3,867,049,000	160,828,370		EUR	12/06/18	2,500,560	—
Mexican Peso	CITI	Buy	2,160,405,048	89,793,142		EUR	12/07/18	1,440,705	—
Japanese Yen	BZWS	Sell	35,594,850,000	323,613,081			1/11/19	—	(18,272,174)
Japanese Yen	GSCO	Sell	6,380,360,000	57,987,458			1/11/19	—	(3,295,312)
Japanese Yen	JPHQ	Sell	39,126,500,000	355,496,700			1/11/19	—	(20,309,728)
Japanese Yen	JPHQ	Sell	14,336,430,000	131,768,658			1/16/19	—	(5,985,775)
Japanese Yen	SCNY	Sell	10,082,050,000	93,179,760			1/22/19	—	(3,741,519)
Japanese Yen	HSBK	Sell	10,034,848,500	92,972,942			1/23/19	—	(3,502,195)
Japanese Yen	BZWS	Sell	9,218,756,500	85,300,410			1/24/19	—	(3,335,810)
Japanese Yen	DBAB	Sell	25,032,090,000	230,819,002			1/24/19	—	(9,858,776)
Japanese Yen	CITI	Sell	14,729,205,625	136,751,268			1/25/19	—	(4,877,836)
Japanese Yen	HSBK	Sell	17,605,035,074	165,352,072			1/31/19	—	(4,009,918)
Japanese Yen	MSCO	Sell	1,969,700,000	18,311,038			2/06/19	—	(646,639)
Japanese Yen	SCNY	Sell	12,949,800,000	120,396,058			2/06/19	—	(4,241,256)
Japanese Yen	CITI	Sell	33,420,667,431	315,460,438			2/14/19	—	(6,405,420)
Japanese Yen	CITI	Sell	18,720,380,000	178,604,017			2/15/19	—	(1,701,416)
Total Forward Exchange Contracts								$200,705,412	$(633,108,957)
Net unrealized appreciation (depreciation)									$(432,403,545)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
								Unamortized
								Upfront	Unrealized
			Payment	Maturity	Notional			Payments	Appreciation
Description			Frequency	Date	Amount		Value	(Receipts)	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR			Quarterly
Pay Fixed 1.973%.			Semi-Annual	1/27/25	$614,156,000		$28,631,583	$—	$28,631,583
Receive Floating 3-month USD LIBOR			Quarterly
Pay Fixed 1.937%.			Semi-Annual	1/29/25	383,800,000		18,774,969	—	18,774,969
Receive Floating 3-month USD LIBOR			Quarterly
Pay Fixed 1.942%.			Semi-Annual	1/30/25	325,000,000		15,823,269	—	15,823,269
Receive Floating 3-month USD LIBOR			Quarterly
Pay Fixed 1.817%.			Semi-Annual	2/03/25	514,670,000		29,237,792	—	29,237,792
Receive Floating 3-month USD LIBOR			Quarterly
Pay Fixed 1.978%.			Semi-Annual	3/27/25	39,700,000		1,915,136	—	1,915,136

|15

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)

					Unamortized
					Upfront	Unrealized
	Payment	Maturity	Notional		Payments	Appreciation
Description	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%.	Semi-Annual	3/27/25	$39,700,000	$1,896,500	$—	$1,896,500
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed2.45%	Semi-Annual	7/22/25	893,410,000	15,401,751	37,037	15,364,714
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.439%.	Semi-Annual	7/23/25	101,430,000	1,831,119	—	1,831,119
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed2.40%	Semi-Annual	7/24/25	798,605,000	16,538,962	—	16,538,962
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed2.89%	Semi-Annual	7/22/45	385,470,000	(5,410,015)	(27,710)	(5,382,305)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.861%.	Semi-Annual	7/24/45	54,025,000	(441,577)	—	(441,577)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.574%.	Semi-Annual	8/24/45	1,057,400,000	53,135,112	—	53,135,112
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.613%.	Semi-Annual	1/26/47	406,800,000	17,216,823	—	17,216,823
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.678%.	Semi-Annual	1/27/47	700,300,000	20,197,018	—	20,197,018
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%.	Semi-Annual	4/13/47	404,700,000	20,902,800	—	20,902,800
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%.	Semi-Annual	7/27/47	980,700,000	47,046,779	—	47,046,779
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%.	Semi-Annual	2/20/48	422,692,000	(15,558,959)	—	(15,558,959)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%.	Semi-Annual	2/22/48	422,692,000	(16,959,054)	—	(16,959,054)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%.	Semi-Annual	2/23/48	422,692,000	(18,466,708)	—	(18,466,708)
Total Interest Rate Swap Contracts				$231,713,300	$9,327	$231,703,973

See Abbreviations on page 44.

|16

	TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2018 (unaudited)
Templeton Global Total Return Fund
	Shares/
	Warrants			Value
Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
[a,b,c] K2016470219 South Africa Ltd., A	434,200,485			367,208
[a,b,c] K2016470219 South Africa Ltd., B	50,014,925			42,298
				409,506
United States 0.0%†
[a] CEVA Holdings LLC	920			560,925
Total Common Stocks and Other Equity Interests
(Cost $7,474,341)				970,431

Convertible Preferred Stocks 0.0%†
United States 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	37			33,300
[a] CEVA Holdings LLC, cvt. pfd., A-2	1,990			1,214,254
Total Convertible Preferred Stocks (Cost $2,895,379)				1,247,554

	Principal
	Amount*
Convertible Bonds (Cost $53,860,000) 1.0%
Canada 1.0%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			54,425,530
[d] Senior Floating Rate Interests (Cost $127,935) 0.0%†
United States 0.0%†
Navistar Inc., Tranche B Term Loan, 5.21%, (LIBOR + 3.50%), 11/06/24	128,549			129,634
Foreign Government and Agency Securities 61.1%
Argentina 3.5%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	115,050,000		ARS	5,645,612
18.20%, 10/03/21	1,498,325,000		ARS	74,896,809
16.00%, 10/17/23	631,308,400		ARS	30,505,173
senior note, 15.50%, 10/17/26	1,691,237,600		ARS	82,750,578
Government of Argentina,
3.75%, 2/08/19	57,489,000		ARS	3,008,239
[d] FRN, 24.938%, (ARS Badlar + 2.00%), 4/03/22	9,178,000		ARS	468,475
				197,274,886
Bosnia and Herzegovina 0.0%†
[d,e] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month
EUR LIBOR + 0.813%), 12/20/21.	116,666		DEM	64,179
Brazil 12.7%
Letra Tesouro Nacional,
Strip, 1/01/19	35,100	[f]	BRL	10,150,937
Strip, 7/01/19	471,390	[f]	BRL	131,881,204
Strip, 7/01/20	128,850	[f]	BRL	33,084,151
Strip, 7/01/21	510	[f]	BRL	119,319

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Brazil (continued)
Nota Do Tesouro Nacional,
10.00%, 1/01/21	207,870	[f]	BRL	$65,972,703
10.00%, 1/01/23	373,872	[f]	BRL	117,879,168
10.00%, 1/01/25	669,104	[f]	BRL	209,231,458
[g] Index Linked, 6.00%, 5/15/19	17,935	[f]	BRL	17,325,857
[g] Index Linked, 6.00%, 8/15/22	19,212	[f]	BRL	18,937,940
[g] Index Linked, 6.00%, 5/15/23	105,138	[f]	BRL	104,998,233
				709,580,970
Colombia 4.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21	12,635,000,000		COP	4,769,628
senior bond, 4.375%, 3/21/23	1,916,000,000		COP	645,574
senior bond, 9.85%, 6/28/27	3,053,000,000		COP	1,380,037
Titulos de Tesoreria,
B, 5.00%, 11/21/18	6,334,000,000		COP	2,278,074
B, 7.75%, 9/18/30	179,020,000,000		COP	70,122,062
B, 7.00%, 6/30/32	11,774,000,000		COP	4,277,560
senior bond, B, 11.25%, 10/24/18	27,187,000,000		COP	10,120,184
senior bond, B, 11.00%, 7/24/20	19,102,000,000		COP	7,699,080
senior bond, B, 7.00%, 5/04/22	30,519,000,000		COP	11,522,815
senior bond, B, 10.00%, 7/24/24	59,139,000,000		COP	25,458,677
senior bond, B, 7.50%, 8/26/26	176,576,000,000		COP	67,895,609
senior bond, B, 6.00%, 4/28/28	75,595,000,000		COP	26,161,827
senior note, B, 7.00%, 9/11/19	18,368,000,000		COP	6,788,333
				239,119,460
Ghana 4.4%
Ghana Treasury Note,
24.25%, 6/11/18	28,190,000		GHS	6,469,957
22.50%, 12/10/18	27,720,000		GHS	6,550,674
21.00%, 1/07/19	87,130,000		GHS	20,486,263
19.95%, 5/06/19	8,280,000		GHS	1,952,857
17.24%, 11/11/19	2,000,000		GHS	460,217
17.18%, 1/06/20	4,880,000		GHS	1,124,840
16.50%, 2/17/20	11,380,000		GHS	2,601,889
16.50%, 3/16/20	2,870,000		GHS	653,828
Government of Ghana,
19.04%, 9/24/18	43,190,000		GHS	9,925,200
24.50%, 10/22/18	71,467,000		GHS	16,924,721
24.50%, 4/22/19	23,280,000		GHS	5,708,642
24.50%, 5/27/19	13,490,000		GHS	3,327,945
21.00%, 3/23/20	3,716,000		GHS	910,082
24.50%, 6/21/21	50,930,000		GHS	13,959,417
24.75%, 7/19/21	39,180,000		GHS	10,803,727
18.75%, 1/24/22	51,790,000		GHS	12,705,391
17.60%, 11/28/22	1,250,000		GHS	298,233
16.50%, 2/06/23	5,210,000		GHS	1,204,174
19.75%, 3/25/24	50,640,000		GHS	13,336,907
19.00%, 11/02/26	166,050,000		GHS	43,779,277
senior bond, 19.75%, 3/15/32	152,324,000		GHS	41,767,168
senior note, 21.50%, 3/09/20	380,000		GHS	93,396
senior note, 18.25%, 9/21/20	14,680,000		GHS	3,471,743

|18

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 24.00%, 11/23/20	94,380,000	GHS	$24,929,088
senior note, 18.25%, 7/25/22	22,820,000	GHS	5,569,598
			249,015,234
India 10.8%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	27,923,256
senior bond, 8.20%, 2/15/22	1,582,000,000	INR	25,076,334
senior bond, 8.35%, 5/14/22	527,100,000	INR	8,400,896
senior bond, 8.08%, 8/02/22	3,850,000,000	INR	60,912,954
senior bond, 8.13%, 9/21/22	805,000,000	INR	12,744,257
senior bond, 9.15%, 11/14/24	2,349,000,000	INR	38,816,309
senior note, 7.28%, 6/03/19	69,400,000	INR	1,073,710
senior note, 8.27%, 6/09/20	878,000,000	INR	13,861,384
senior note, 8.12%, 12/10/20	1,324,500,000	INR	20,896,243
senior note, 7.80%, 4/11/21	4,542,700,000	INR	71,097,458
senior note, 8.79%, 11/08/21	2,781,000,000	INR	44,859,027
senior note, 8.15%, 6/11/22	4,125,000,000	INR	65,219,535
senior note, 6.84%, 12/19/22	631,000,000	INR	9,515,149
senior note, 7.16%, 5/20/23	2,481,400,000	INR	37,729,170
senior note, 8.83%, 11/25/23	2,786,900,000	INR	45,503,317
senior note, 7.68%, 12/15/23	7,744,000,000	INR	120,407,515
			604,036,514
Indonesia 7.4%
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,031,455
senior bond, FR35, 12.90%, 6/15/22	95,624,000,000	IDR	8,638,462
senior bond, FR36, 11.50%, 9/15/19	33,165,000,000	IDR	2,615,372
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000	IDR	1,855,019
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000	IDR	10,013,809
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000	IDR	1,893,065
senior bond, FR43, 10.25%, 7/15/22	3,593,000,000	IDR	299,852
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000	IDR	1,356,460
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000	IDR	53,982,441
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000	IDR	2,936,777
senior bond, FR48, 9.00%, 9/15/18	23,719,000,000	IDR	1,760,187
senior bond, FR52, 10.50%, 8/15/30	27,140,000,000	IDR	2,529,155
senior bond, FR53, 8.25%, 7/15/21	1,014,313,000,000	IDR	78,530,547
senior bond, FR56, 8.375%, 9/15/26	624,244,000,000	IDR	50,565,325
senior bond, FR59, 7.00%, 5/15/27	455,512,000,000	IDR	33,803,545
senior bond, FR61, 7.00%, 5/15/22	79,931,000,000	IDR	5,985,385
senior bond, FR63, 5.625%, 5/15/23	86,004,000,000	IDR	6,180,858
senior bond, FR64, 6.125%, 5/15/28	18,838,000,000	IDR	1,319,619
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000	IDR	81,367,763
senior bond, FR71, 9.00%, 3/15/29	624,606,000,000	IDR	52,387,017
senior bond, FR73, 8.75%, 5/15/31	122,117,000,000	IDR	10,069,218
senior note, FR66, 5.25%, 5/15/18	28,467,000,000	IDR	2,072,010
			413,193,341
Kenya 0.4%
[h] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000		20,494,389

|19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico 12.1%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	9,077,230	[i]	MXN	$50,794,368
senior bond, M, 6.50%, 6/10/21	34,131,210	[i]	MXN	184,204,207
senior note, M 10, 8.50%, 12/13/18	37,301,100	[i]	MXN	206,599,728
senior note, M, 4.75%, 6/14/18	8,255,100	[i]	MXN	45,185,854
senior note, M, 5.00%, 12/11/19	34,266,500	[i]	MXN	181,756,128
[j] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	652,832	[k]	MXN	3,576,703
Index Linked, 2.50%, 12/10/20	514,702	[k]	MXN	2,748,122
				674,865,110
Philippines 2.3%
Government of the Philippines,
senior note, 3.375%, 8/20/20	215,350,000		PHP	4,055,735
senior note, 5-72, 2.125%, 5/23/18	1,118,640,000		PHP	21,420,975
senior note, 7-51, 5.00%, 8/18/18	441,600,000		PHP	8,510,930
senior note, 7-56, 3.875%, 11/22/19	4,951,340,000		PHP	94,555,998
				128,543,638
South Korea 2.4%
Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19	117,660,000,000		KRW	110,774,795
Korea Treasury Bond, senior note, 1.25%, 12/10/19.	24,100,000,000		KRW	22,392,949
				133,167,744
Ukraine 0.8%
[a,h,l] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	60,577,000			42,411,472
Total Foreign Government and Agency Securities
(Cost $3,320,965,510)				3,411,766,937

Quasi-Sovereign and Corporate Bonds 0.0%†
South Africa 0.0%†
[b,c,m] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	32,908,895			653,170
senior secured note, 144A, PIK, 8.00%, 12/31/22	10,207,800		EUR	369,737
[b,c,m] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	6,646,950			2,186,725
Total Quasi-Sovereign and Corporate Bonds (Cost $42,673,518)				3,209,632

	Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust	2,500,000			—
Total Investments before Short Term Investments
(Cost $3,427,996,683)				3,471,749,718

|20

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value
Short Term Investments 33.3%
Foreign Government and Agency Securities 7.4%
Argentina 0.9%
Letras del Banco Central de la Republica Argentina, Strip, 6/21/18 - 10/17/18	1,094,600,817		ARS	$49,621,388
Egypt 2.1%
[n] Egypt Treasury Bill, 4/24/18 - 10/23/18	2,149,200,000		EGP	115,471,041
Mexico 2.3%
[n] Mexico Treasury Bill, 4/26/18 - 12/06/18	238,449,630	[o]	MXN	127,563,834
South Korea 2.1%
Korea Monetary Stabilization Bond,
senior note, 1.33%, 10/02/18	46,780,000,000		KRW	44,068,187
senior note, 1.61%, 10/08/18	79,100,000,000		KRW	74,481,003
				118,549,190
Total Foreign Government and Agency Securities (Cost $402,773,497)				411,205,453
U.S. Government and Agency Securities 5.8%
United States 5.8%
[n] U.S. Treasury Bill,
9/13/18	56,008,000			55,534,987
9/20/18	60,670,000			60,130,738
1/31/19	62,329,000			61,285,630
2/28/19	91,853,000			90,177,883
U.S. Treasury Note,
1.50%, 8/31/18	30,335,000			30,287,300
2.75%, 2/15/19	29,405,000			29,567,203
Total U.S. Government and Agency Securities (Cost $326,924,213)				326,983,741
Total Investments before Money Market Funds
(Cost $4,157,694,393)				4,209,938,912

	Shares

Money Market Funds (Cost $1,121,617,967) 20.1%
United States 20.1%
[p,q] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	1,121,617,967			1,121,617,967
Total Investments (Cost $5,279,312,360) 95.4%				5,331,556,879
Other Assets, less Liabilities 4.6%.				256,224,402
Net Assets 100.0%				$5,587,781,281

|21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dThe coupon rate shown represents the rate at period end.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
fPrincipal amount is stated in 1,000 Brazilian Real Units.
gRedemption price at maturity and coupon payment is adjusted for inflation.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $62,905,861, representing 1.1% of net assets.
iPrincipal amount is stated in 100 Mexican Peso Units.
jPrincipal amount of security is adjusted for inflation.
kPrincipal amount is stated in 100 Unidad de Inversion Units.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mIncome may be received in additional securities and/or cash.
nThe security was issued on a discount basis with no stated coupon rate.
oPrincipal amount is stated in 10 Mexican Peso Units.
pSee Note 6 regarding investments in affiliated management investment companies.
qThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation

OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	53,617,000	13,878,909	EUR	4/03/18	$—	$(857,408)
Brazilian Real	CITI	Sell	53,617,000	12,985,469	EUR	4/03/18	—	(242,228)
Euro	GSCO	Buy	5,717,100	7,059,475		4/03/18	—	(22,935)
Euro	GSCO	Sell	5,717,100	6,990,756		4/03/18	—	(45,784)
Mexican Peso	CITI	Buy	909,046,900	40,743,596	EUR	4/03/18	—	(178,197)
Mexican Peso	CITI	Sell	909,046,900	39,914,244	EUR	4/03/18	—	(842,559)
Australian Dollar	CITI	Sell	13,912,200	10,862,785		4/09/18	180,256	—
Euro	BOFA	Sell	7,855,000	9,530,393		4/09/18	—	(141,585)
Euro	SCNY	Sell	3,227,500	3,915,183		4/09/18	—	(58,885)
Euro	UBSW	Sell	28,979,798	35,161,188		4/09/18	—	(522,065)
Euro	CITI	Sell	1,043,697	1,256,705		4/10/18	—	(28,506)
Euro	GSCO	Sell	8,776,716	10,565,148		4/10/18	—	(242,523)
Euro	JPHQ	Sell	11,202,250	13,478,323		4/10/18	—	(316,156)
Euro	SCNY	Sell	1,738,694	2,093,975		4/10/18	—	(47,057)
Japanese Yen	SCNY	Sell	376,020,000	3,399,188		4/10/18	—	(137,334)
South Korean Won	HSBK	Buy	40,783,234,972	38,142,359		4/10/18	249,486	—
South Korean Won	HSBK	Sell	52,545,510,972	49,552,538		4/10/18	88,116	—
Euro	JPHQ	Sell	17,420,515	20,898,173		4/11/18	—	(555,024)
Euro	UBSW	Sell	1,080,000	1,294,898		4/11/18	—	(35,111)
Japanese Yen	BZWS	Sell	2,532,491,700	22,697,073		4/11/18	—	(1,122,872)
Japanese Yen	HSBK	Sell	6,005,600,000	53,765,443		4/11/18	—	(2,721,637)
Euro	DBAB	Sell	13,069,770	15,725,612		4/12/18	—	(370,831)
Euro	JPHQ	Sell	15,347,745	19,046,935		4/12/18	144,987	—
Indian Rupee	JPHQ	Buy	544,937,700	7,066,271	EUR	4/12/18	—	(343,281)
Japanese Yen	CITI	Sell	271,000,000	2,495,051		4/13/18	—	(54,223)
Japanese Yen	DBAB	Sell	2,999,000,000	27,622,986		4/13/18	—	(588,359)
Euro	BOFA	Sell	1,737,194	2,104,802		4/16/18	—	(35,299)
Euro	GSCO	Sell	11,097,345	13,562,398		4/16/18	—	(108,749)
Euro	JPHQ	Sell	455,000	551,210		4/16/18	—	(9,318)
Euro	SCNY	Sell	1,757,000	2,127,551		4/16/18	—	(36,949)

|22

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Mexican Peso	DBAB	Buy	407,399,000	17,096,916	EUR	4/16/18	$1,286,752	$—
South Korean Won	CITI	Buy	34,184,000,000	32,101,149		4/16/18	83,356	—
South Korean Won	CITI	Sell	34,184,000,000	31,961,105		4/16/18	—	(223,400)
Euro	BOFA	Sell	49,482,413	60,378,440		4/17/18	—	(584,757)
Euro	JPHQ	Sell	8,837,922	10,787,921		4/17/18	—	(100,553)
Mexican Peso	MSCO	Buy	276,005,210	11,601,732	EUR	4/17/18	845,120	—
Euro	GSCO	Sell	8,064,735	9,920,431		4/18/18	—	(16,173)
Euro	JPHQ	Sell	83,483,469	102,713,887		4/18/18	—	(146,544)
Japanese Yen	BOFA	Sell	813,310,000	7,490,629		4/18/18	—	(162,517)
Mexican Peso	DBAB	Buy	407,399,000	17,418,030	EUR	4/18/18	881,198	—
Mexican Peso	MSCO	Buy	378,040,000	16,001,016	EUR	4/18/18	1,017,040	—
South Korean Won	HSBK	Sell	21,782,000,000	19,065,208		4/18/18	—	(1,443,766)
Euro	GSCO	Sell	143,320,000	176,130,248		4/19/18	—	(467,691)
Euro	MSCO	Sell	10,458,000	12,935,709		4/19/18	49,433	—
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	99,027,387	AUD	4/19/18	713,945	—
Japanese Yen	MSCO	Sell	5,282,022,900	48,048,748		4/19/18	—	(1,657,555)
Japanese Yen	JPHQ	Sell	5,235,455,000	46,795,690		4/20/18	—	(2,475,486)
Euro	DBAB	Sell	7,802,951	9,603,248		4/23/18	—	(14,240)
Euro	JPHQ	Sell	35,180,422	43,335,596		4/23/18	—	(25,858)
Euro	MSCO	Sell	4,802,000	5,912,703		4/23/18	—	(5,979)
Euro	UBSW	Sell	13,130,824	16,169,690		4/23/18	—	(14,641)
Japanese Yen	JPHQ	Sell	1,269,780,000	11,855,746		4/23/18	—	(96,484)
Euro	DBAB	Sell	15,547,058	19,133,765		4/24/18	—	(30,052)
South Korean Won	HSBK	Buy	59,300,000,000	55,417,971		4/24/18	424,873	—
South Korean Won	HSBK	Sell	113,532,000,000	106,228,772		4/24/18	—	(684,378)
Japanese Yen	GSCO	Sell	183,530,000	1,626,419		4/27/18	—	(101,553)
Euro	BZWS	Sell	10,073,051	12,533,898		4/30/18	112,154	—
Euro	GSCO	Sell	12,277,741	15,347,176		4/30/18	206,684	—
Euro	SCNY	Sell	1,131,282	1,405,340		4/30/18	10,282	—
Euro	GSCO	Sell	3,282,500	4,118,454		5/02/18	69,993	—
Euro	JPHQ	Sell	2,285,000	2,864,727		5/02/18	46,530	—
Indian Rupee	HSBK	Buy	854,165,525	10,762,713	EUR	5/02/18	—	(194,846)
Mexican Peso	CITI	Buy	884,360,620	39,591,683	EUR	5/02/18	—	(438,809)
Euro	GSCO	Sell	5,717,100	7,074,340		5/03/18	22,654	—
Euro	BOFA	Sell	9,315,266	11,658,055		5/07/18	164,883	—
Euro	CITI	Sell	303,457	379,078		5/07/18	4,673	—
Euro	DBAB	Sell	60,767,431	75,931,090		5/07/18	956,251	—
Euro	JPHQ	Sell	11,697,590	14,614,034		5/07/18	181,550	—
Japanese Yen	BOFA	Sell	619,900,000	5,629,825		5/08/18	—	(211,031)
Australian Dollar	CITI	Sell	13,912,200	10,863,480		5/09/18	180,612	—
Euro	DBAB	Sell	677,000	836,301		5/09/18	896	—
Japanese Yen	CITI	Sell	207,713,767	1,835,941		5/09/18	—	(121,326)
Euro	JPHQ	Sell	15,347,745	19,089,494		5/14/18	143,713	—
Euro	JPHQ	Sell	50,980,000	62,856,811		5/14/18	—	(74,644)
Japanese Yen	CITI	Sell	2,755,224,124	24,530,457		5/14/18	—	(1,440,658)
Japanese Yen	JPHQ	Sell	2,417,114,000	21,544,826		5/14/18	—	(1,239,217)
Australian Dollar	JPHQ	Sell	24,491,000	18,692,878		5/15/18	—	(113,465)
Euro	DBAB	Sell	13,698,285	17,035,050		5/15/18	124,177	—
Japanese Yen	GSCO	Sell	827,501,000	7,368,139		5/15/18	—	(432,532)
Japanese Yen	HSBK	Sell	85,634,000	765,615		5/15/18	—	(41,638)
Japanese Yen	SCNY	Sell	618,542,000	5,523,732		5/15/18	—	(307,128)
South Korean Won	CITI	Buy	43,516,000,000	40,895,268		5/15/18	105,474	—
South Korean Won	CITI	Sell	45,698,000,000	41,047,337		5/15/18	—	(2,009,283)
Euro	BOFA	Sell	13,952,280	17,407,144		5/16/18	181,441	—
Japanese Yen	CITI	Sell	618,542,000	5,504,953		5/16/18	—	(326,308)
Japanese Yen	DBAB	Sell	2,783,555,000	24,999,035		5/16/18	—	(1,242,732)

|23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	206,868,600	1,840,419		5/16/18	$—	$(109,820)
South Korean Won	HSBK	Sell	60,173,000,000	53,834,042		5/17/18	—	(2,863,761)
Japanese Yen	BOFA	Sell	1,434,111,250	12,872,375		5/18/18	—	(649,463)
Japanese Yen	CITI	Sell	845,744,400	7,586,751		5/18/18	—	(387,539)
South Korean Won	DBAB	Sell	28,680,000,000	25,816,905		5/18/18	—	(1,207,405)
Brazilian Real	HSBK	Buy	91,050,000	27,255,583		5/21/18	172,228	—
Euro	JPHQ	Sell	35,180,422	44,193,294		5/21/18	743,035	—
Euro	SCNY	Sell	4,214,000	5,287,032		5/21/18	82,450	—
Euro	UBSW	Sell	82,327,765	103,307,349		5/21/18	1,626,855	—
Japanese Yen	BOFA	Sell	1,430,815,375	13,032,589		5/21/18	—	(460,952)
Japanese Yen	CITI	Sell	845,744,500	7,559,863		5/21/18	—	(416,071)
Japanese Yen	DBAB	Sell	134,994,000	1,225,357		5/21/18	—	(47,726)
Japanese Yen	HSBK	Sell	1,435,854,500	13,106,842		5/21/18	—	(434,221)
South Korean Won	CITI	Buy	55,175,500,000	51,681,001		5/21/18	313,150	—
South Korean Won	CITI	Sell	55,175,500,000	51,161,853		5/21/18	—	(832,299)
Euro	BOFA	Sell	9,579,000	11,892,328		5/22/18	60,730	—
Euro	DBAB	Sell	15,171,012	18,846,948		5/22/18	108,320	—
Euro	UBSW	Sell	341,006	423,802		5/22/18	2,605	—
Indonesian Rupiah	JPHQ	Buy	926,807,000,000	88,418,909	AUD	5/22/18	—	(647,758)
Japanese Yen	BOFA	Sell	1,434,702,500	13,147,933		5/22/18	—	(383,194)
Japanese Yen	CITI	Sell	16,448,000	147,951		5/22/18	—	(7,175)
Japanese Yen	HSBK	Sell	97,747,000	917,554		5/22/18	—	(4,329)
Japanese Yen	JPHQ	Sell	137,998,000	1,275,689		5/22/18	—	(25,813)
South Korean Won	CITI	Buy	102,839,000,000	96,334,793		5/23/18	579,513	—
South Korean Won	CITI	Sell	102,839,000,000	95,358,153		5/23/18	—	(1,556,153)
Japanese Yen	SCNY	Sell	90,565,000	814,515		5/24/18	—	(39,749)
Japanese Yen	BOFA	Sell	65,296,000	597,949		5/25/18	—	(18,005)
Euro	JPHQ	Sell	23,929,363	29,693,946		5/29/18	121,796	—
Euro	MSCO	Sell	19,042,000	23,602,178		5/29/18	69,880	—
Indian Rupee	CITI	Buy	85,545,000	1,046,358	EUR	5/29/18	12,286	—
Japanese Yen	HSBK	Sell	257,326,000	2,410,260		5/29/18	—	(17,840)
Japanese Yen	JPHQ	Sell	195,437,500	1,840,087		5/29/18	—	(4,039)
South Korean Won	HSBK	Sell	5,990,000,000	5,536,300		5/30/18	—	(109,690)
Euro	BOFA	Sell	23,608,256	29,295,485		5/31/18	115,195	—
Euro	BZWS	Sell	10,073,051	12,487,058		5/31/18	36,559	—
Euro	DBAB	Sell	6,636,369	8,219,276		5/31/18	16,587	—
Euro	GSCO	Sell	12,080,371	14,970,358		5/31/18	38,771	—
Euro	SCNY	Sell	1,153,718	1,427,969		5/31/18	1,949	—
Indian Rupee	DBAB	Buy	4,025,105,574	49,466,095	EUR	5/31/18	266,819	—
Japanese Yen	BZWS	Sell	2,868,690,000	27,055,456		5/31/18	—	(17,135)
Japanese Yen	DBAB	Sell	66,294,000	624,120		5/31/18	—	(1,514)
Euro	BOFA	Sell	1,034,213	1,277,108		6/01/18	—	(1,309)
Japanese Yen	CITI	Sell	8,236,852,000	74,332,440		6/01/18	—	(3,406,601)
Japanese Yen	DBAB	Sell	2,461,820,000	23,049,130		6/01/18	—	(185,417)
Japanese Yen	HSBK	Sell	81,408,000	762,962		6/01/18	—	(5,363)
Euro	GSCO	Sell	5,717,100	7,021,914		6/04/18	—	(46,946)
Japanese Yen	BOFA	Sell	3,288,665,160	31,016,365		6/04/18	—	(28,711)
Euro	CITI	Sell	30,200,000	37,122,444		6/05/18	—	(221,269)
Japanese Yen	JPHQ	Sell	3,563,682,246	32,228,424		6/05/18	—	(1,415,275)
South Korean Won	HSBK	Sell	30,082,000,000	28,131,108		6/05/18	—	(228,874)
Euro	UBSW	Sell	28,019,798	34,716,950		6/06/18	66,208	—
Japanese Yen	HSBK	Sell	284,000,000	2,709,924		6/06/18	28,565	—
Euro	BOFA	Sell	12,844,266	15,915,715		6/07/18	30,474	—
Euro	GSCO	Sell	24,160,708	29,978,848		6/07/18	97,913	—
Japanese Yen	CITI	Sell	2,026,500,000	18,245,744		6/08/18	—	(890,054)
Japanese Yen	HSBK	Sell	1,517,450,000	13,607,281		6/11/18	—	(724,809)

|24

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	MSCO	Sell	91,664,560	870,732		6/11/18	$4,974	$—
Australian Dollar	JPHQ	Sell	199,600,000	156,466,440		6/12/18	3,178,280	—
Euro	JPHQ	Sell	15,347,745	19,128,094		6/12/18	138,571	—
Japanese Yen	CITI	Sell	4,387,300,000	39,074,983		6/12/18	—	(2,365,443)
Australian Dollar	CITI	Sell	133,116,000	104,354,957		6/13/18	2,124,372	—
Euro	DBAB	Sell	13,069,770	16,210,762		6/13/18	38,364	—
Japanese Yen	CITI	Sell	38,352,000	341,879		6/13/18	—	(20,403)
Japanese Yen	DBAB	Sell	1,148,800,000	10,812,948		6/13/18	—	(38,884)
Japanese Yen	HSBK	Sell	3,469,350,000	30,923,879		6/13/18	—	(1,848,407)
Euro	UBSW	Sell	7,424,000	9,191,506		6/14/18	4,342	—
Mexican Peso	CITI	Buy	820,626,370	35,117,452	EUR	6/14/18	1,136,683	—
South Korean Won	DBAB	Sell	28,685,000,000	26,859,872		6/14/18	—	(191,114)
Australian Dollar	JPHQ	Sell	24,491,000	19,330,991		6/15/18	522,146	—
Euro	JPHQ	Sell	35,180,422	43,844,481		6/15/18	305,169	—
Japanese Yen	JPHQ	Sell	1,355,500,000	12,108,084		6/15/18	—	(698,156)
Australian Dollar	JPHQ	Sell	46,580,000	36,633,912		6/18/18	860,312	—
Euro	BOFA	Sell	13,952,280	17,377,146		6/18/18	105,380	—
Japanese Yen	HSBK	Sell	7,441,570,000	69,320,633		6/18/18	—	(999,861)
Japanese Yen	MSCO	Sell	13,000,000	116,215		6/18/18	—	(6,631)
Euro	GSCO	Sell	11,097,345	13,781,460		6/19/18	42,696	—
Japanese Yen	BZWS	Sell	12,032,497,776	114,140,286		6/19/18	428,656	—
Japanese Yen	DBAB	Sell	7,430,160,000	68,508,520		6/19/18	—	(1,709,288)
Euro	GSCO	Sell	19,189,045	23,768,511		6/20/18	10,013	—
Euro	UBSW	Sell	82,327,765	102,194,690		6/20/18	262,364	—
Japanese Yen	CITI	Sell	5,005,980,000	45,829,717		6/20/18	—	(1,482,136)
Japanese Yen	CITI	Sell	9,788,671,513	93,141,172		6/20/18	627,780	—
South Korean Won	CITI	Sell	22,784,500,000	21,420,043		6/20/18	—	(70,815)
Japanese Yen	DBAB	Sell	7,443,020,000	67,873,609		6/22/18	—	(2,481,162)
Japanese Yen	BZWS	Sell	735,719,080	7,016,203		6/26/18	59,821	—
Japanese Yen	JPHQ	Sell	241,286,602	2,302,133		6/26/18	20,717	—
Japanese Yen	JPHQ	Sell	195,437,500	1,871,254		6/28/18	23,080	—
Mexican Peso	CITI	Buy	863,629,300	40,053,841	EUR	6/28/18	—	(2,792,533)
Australian Dollar	CITI	Sell	18,400,000	14,192,086		6/29/18	59,882	—
Euro	BOFA	Sell	23,608,256	29,483,879		6/29/18	231,716	—
Euro	DBAB	Sell	6,633,762	8,285,270		6/29/18	65,608	—
Euro	GSCO	Sell	12,080,371	15,087,175		6/29/18	118,811	—
Japanese Yen	BZWS	Sell	260,566,000	2,365,374		6/29/18	—	(98,874)
Japanese Yen	JPHQ	Sell	14,763,000	139,838		6/29/18	220	—
Japanese Yen	MSCO	Sell	1,074,900,000	9,706,739		7/03/18	—	(461,873)
Brazilian Real	CITI	Buy	53,617,000	12,782,692	EUR	7/05/18	233,215	—
Japanese Yen	DBAB	Sell	95,091,000	854,060		7/11/18	—	(46,033)
Japanese Yen	CITI	Sell	83,690,000	758,666		7/12/18	—	(33,567)
Mexican Peso	CITI	Buy	387,700,000	16,089,321	EUR	7/12/18	1,021,057	—
Mexican Peso	CITI	Buy	678,625,900	30,769,433	EUR	7/13/18	—	(1,455,043)
Japanese Yen	BZWS	Sell	8,836,050,000	80,139,763		7/17/18	—	(3,535,358)
Japanese Yen	HSBK	Sell	495,720,000	4,498,367		7/17/18	—	(195,974)
Mexican Peso	JPHQ	Buy	138,330,710	6,377,479	EUR	7/18/18	—	(436,498)
Mexican Peso	CITI	Buy	387,026,670	16,257,632	EUR	7/19/18	741,351	—
Japanese Yen	JPHQ	Sell	1,812,355,000	16,489,446		7/23/18	—	(680,627)
Japanese Yen	DBAB	Sell	174,474,569	1,623,495		7/30/18	—	(30,307)
Japanese Yen	JPHQ	Sell	1,484,000,000	13,794,578		7/30/18	—	(271,899)
Japanese Yen	BZWS	Sell	209,770,000	1,948,675		7/31/18	—	(39,830)
Japanese Yen	BZWS	Sell	619,000,000	5,736,448		8/08/18	—	(134,773)
Japanese Yen	CITI	Sell	2,741,651,200	25,407,302		8/08/18	—	(597,284)
Japanese Yen	JPHQ	Sell	4,453,400,000	41,140,524		8/08/18	—	(1,100,015)
Japanese Yen	SCNY	Sell	4,454,700,000	41,246,076		8/08/18	—	(1,006,793)

|25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	BZWS	Sell	4,455,270,000	41,183,860		8/09/18	$—	$(1,077,512)
Japanese Yen	CITI	Sell	618,845,000	5,720,803		8/09/18	—	(149,378)
Japanese Yen	CITI	Sell	32,863,000	303,845		8/13/18	—	(7,975)
Japanese Yen	CITI	Sell	2,755,224,124	24,671,808		8/14/18	—	(1,473,013)
Japanese Yen	JPHQ	Sell	2,843,509,000	26,724,332		8/15/18	—	(260,218)
Japanese Yen	DBAB	Sell	16,255,000	153,828		8/27/18	—	(566)
Mexican Peso	JPHQ	Buy	1,531,000,000	62,996,338	EUR	9/06/18	3,620,462	—
Japanese Yen	GSCO	Sell	11,008,384,000	105,416,019		9/07/18	771,357	—
Japanese Yen	HSBK	Sell	1,517,450,000	13,689,096		9/11/18	—	(739,879)
Japanese Yen	GSCO	Sell	2,149,089,570	20,496,801		9/18/18	51,241	—
Japanese Yen	HSBK	Sell	2,845,000,000	27,146,947		9/18/18	80,780	—
Mexican Peso	CITI	Buy	909,046,900	38,251,500	EUR	10/03/18	782,146	—
Mexican Peso	CITI	Buy	712,951,000	29,651,227	EUR	12/06/18	461,017	—
Japanese Yen	BZWS	Sell	3,257,620,000	29,616,881		1/11/19	—	(1,672,259)
Japanese Yen	GSCO	Sell	1,641,201,000	14,915,941		1/11/19	—	(847,643)
Japanese Yen	JPHQ	Sell	6,037,750,000	54,857,966		1/11/19	—	(3,134,067)
Japanese Yen	JPHQ	Sell	3,767,300,000	34,625,919		1/16/19	—	(1,572,931)
Japanese Yen	SCNY	Sell	240,140,000	2,219,408		1/22/19	—	(89,118)
Japanese Yen	HSBK	Sell	126,059,100	1,167,938		1/23/19	—	(43,995)
Japanese Yen	BZWS	Sell	1,015,610,000	9,397,357		1/24/19	—	(367,499)
Japanese Yen	DBAB	Sell	2,079,900,000	19,178,600		1/24/19	—	(819,159)
Japanese Yen	CITI	Sell	2,765,977,000	25,680,330		1/25/19	—	(916,002)
Japanese Yen	HSBK	Sell	225,900,265	2,121,727		1/31/19	—	(51,454)
Japanese Yen	MSCO	Sell	460,900,000	4,284,692		2/06/19	—	(151,310)
Japanese Yen	SCNY	Sell	1,239,900,000	11,527,519		2/06/19	—	(406,086)
Japanese Yen	JPHQ	Sell	4,464,960,000	41,847,492		2/12/19	—	(1,146,588)
Japanese Yen	CITI	Sell	4,649,794,152	43,889,791		2/14/19	—	(891,182)
Japanese Yen	CITI	Sell	1,878,130,000	17,918,523		2/15/19	—	(170,695)
Total Forward Exchange Contracts							$31,201,000	$(84,324,508)
Net unrealized appreciation (depreciation)								$(53,123,508)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

								Value/
								Unrealized
				Payment Counter- Maturity			Notional	Appreciation
Description				Frequency		party	Date	Amount (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 3.391%				Semi-Annual		5/04/21	$24,190,000	$(806,756)
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 3.076%				Semi-Annual		6/14/21	11,000,000	(234,576)
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 1.970%				Semi-Annual		1/23/25	73,168,000	3,421,734
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 1.973%				Semi-Annual		1/27/25	107,950,000	5,032,564
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 1.937%				Semi-Annual		1/29/25	26,990,000	1,320,314

|26

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	$22,850,000	$1,112,498
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	36,010,000	2,045,685
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.036%	Semi-Annual		3/23/25	50,330,000	2,234,663
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual		3/27/25	37,700,000	1,818,655
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual		3/27/25	37,700,000	1,800,958
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	4,680,000	(1,256,249)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.320%	Semi-Annual		2/28/41	3,510,000	(914,767)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,170,000	(300,672)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	50,300,000	(8,611,833)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual		7/29/45	100,600,000	1,368,694
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	347,500,000	29,673,287
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual		3/13/47	55,500,000	340,671
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	34,200,000	1,766,168
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	53,800,000	2,580,646
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual		2/20/48	52,462,000	(1,931,521)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	52,462,000	(2,105,293)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual		2/23/48	52,462,000	(2,292,414)
TotalCentrallyClearedSwapContracts					$36,062,456
OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$10,830,000	$(274,195)
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed3.44%	Semi-Annual	CITI	4/21/21	29,610,000	(1,044,639)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	4,680,000	(1,243,113)
Total OTC Swap Contracts					$(2,561,947)
Total Interest Rate Swap Contracts.					$33,500,509

See Abbreviations on page 44.

|27

TEMPLETON INCOME TRUST

Statement of Investments, March 31, 2018 (unaudited)

Templeton International Bond Fund

	Principal
	Amount*			Value

Foreign Government and Agency Securities 63.7%
Argentina 3.7%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	4,926,000		ARS	$241,723
18.20%, 10/03/21.	72,687,000		ARS	3,633,407
16.00%, 10/17/23.	109,259,000		ARS	5,279,456
senior note, 15.50%, 10/17/26	90,450,000		ARS	4,425,629
Government of Argentina,
3.75%, 2/08/19	923,000		ARS	48,298
[a] FRN, 24.938%, (ARS Badlar + 2.00%), 4/03/22	5,808,000		ARS	296,459
				13,924,972
Brazil 4.3%
Letra Tesouro Nacional,
Strip, 7/01/20	21,410	[b]	BRL	5,497,335
Strip, 7/01/21	27,790	[b]	BRL	6,501,721
Nota Do Tesouro Nacional,
10.00%, 1/01/21	130	[b]	BRL	41,259
10.00%, 1/01/23	8,407	[b]	BRL	2,650,667
[c] Index Linked, 6.00%, 8/15/22	929	[b]	BRL	915,748
[c] Index Linked, 6.00%, 8/15/24	630	[b]	BRL	635,974
				16,242,704
Colombia 4.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000		COP	142,692
senior bond, 4.375%, 3/21/23	57,000,000		COP	19,205
senior bond, 9.85%, 6/28/27	91,000,000		COP	41,134
Titulos de Tesoreria,
B, 5.00%, 11/21/18.	440,000,000		COP	158,250
B, 7.75%, 9/18/30	2,344,400,000		COP	918,301
B, 7.00%, 6/30/32	516,000,000		COP	187,466
senior bond, B, 11.25%, 10/24/18	814,000,000		COP	303,006
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	300,676
senior bond, B, 7.00%, 5/04/22	11,196,000,000		COP	4,227,184
senior bond, B, 10.00%, 7/24/24	11,997,000,000		COP	5,164,574
senior bond, B, 7.50%, 8/26/26	7,767,700,000		COP	2,986,775
senior bond, B, 6.00%, 4/28/28	4,498,900,000		COP	1,556,974
senior note, B, 7.00%, 9/11/19	637,000,000		COP	235,419
				16,241,656
Ghana 1.7%
Ghana Treasury Note, 17.24%, 11/11/19.	280,000		GHS	64,430
Government of Ghana,
21.00%, 3/23/20	90,000		GHS	22,042
24.75%, 3/01/21	50,000		GHS	13,563
24.50%, 6/21/21	50,000		GHS	13,705
24.75%, 7/19/21	50,000		GHS	13,787
18.75%, 1/24/22	2,910,000		GHS	713,896
19.75%, 3/25/24	2,910,000		GHS	766,398
19.00%, 11/02/26.	8,740,000		GHS	2,304,311
senior bond, 19.75%, 3/15/32	8,740,000		GHS	2,396,504
senior note, 21.50%, 3/09/20	50,000		GHS	12,289
senior note, 18.25%, 9/21/20	60,000		GHS	14,190
				6,335,115

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 9.3%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	$1,609,815
senior bond, 8.20%, 2/15/22	19,000,000		INR	301,170
senior bond, 8.35%, 5/14/22	30,400,000		INR	484,514
senior bond, 8.08%, 8/02/22	673,000,000		INR	10,647,901
senior bond, 8.13%, 9/21/22	51,000,000		INR	807,400
senior bond, 9.15%, 11/14/24	227,000,000		INR	3,751,087
senior note, 7.28%, 6/03/19.	4,000,000		INR	61,885
senior note, 8.12%, 12/10/20	125,300,000		INR	1,976,821
senior note, 7.80%, 4/11/21.	196,900,000		INR	3,081,667
senior note, 8.79%, 11/08/21	110,000,000		INR	1,774,359
senior note, 8.15%, 6/11/22.	82,000,000		INR	1,296,485
senior note, 6.84%, 12/19/22	12,000,000		INR	180,954
senior note, 7.16%, 5/20/23.	19,100,000		INR	290,412
senior note, 8.83%, 11/25/23	257,900,000		INR	4,210,881
senior note, 7.68%, 12/15/23	302,000,000		INR	4,695,644
				35,170,995
Indonesia 7.1%
Government of Indonesia,
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	93,592
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	96,278
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	612,259
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	58,932
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	403,299
senior bond, FR52, 10.50%, 8/15/30	7,950,000,000		IDR	740,854
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000		IDR	4,305,769
senior bond, FR59, 7.00%, 5/15/27	5,896,000,000		IDR	437,542
senior bond, FR64, 6.125%, 5/15/28	159,000,000		IDR	11,138
senior bond, FR68, 8.375%, 3/15/34	55,620,000,000		IDR	4,402,323
senior bond, FR70, 8.375%, 3/15/24	180,376,000,000		IDR	14,348,568
senior bond, FR71, 9.00%, 3/15/29	4,732,000,000		IDR	396,883
senior bond, FR73, 8.75%, 5/15/31	10,430,000,000		IDR	860,011
				26,767,448
Mexico 10.8%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	4,433,950	[d]	MXN	24,811,499
senior bond, M, 6.50%, 6/10/21	958,380	[d]	MXN	5,172,323
senior note, M, 4.75%, 6/14/18	1,051,000	[d]	MXN	5,752,848
senior note, M, 5.00%, 12/11/19	904,100	[d]	MXN	4,795,521
[e] Mexican Udibonos, Index Linked, 4.00%, 6/13/19	42,691	[f]	MXN	233,894
				40,766,085
Philippines 2.5%
Government of the Philippines,
senior note, 3.375%, 8/20/20	1,700,000		PHP	32,017
senior note, 5-72, 2.125%, 5/23/18.	426,543,000		PHP	8,167,924
senior note, 7-51, 5.00%, 8/18/18	5,550,000		PHP	106,965
senior note, 7-56, 3.875%, 11/22/19	65,380,000		PHP	1,248,565
				9,555,471

|29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
South Korea 19.1%
Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19	12,470,000,000		KRW	$11,740,283
Korea Treasury Bond,
senior note, 1.75%, 12/10/18	34,485,000,000		KRW	32,480,690
senior note, 1.25%, 12/10/19	11,430,000,000		KRW	10,620,390
senior note, 1.75%, 6/10/20.	5,410,000,000		KRW	5,053,598
senior note, 1.75%, 12/10/20	5,200,000,000		KRW	4,839,375
senior note, 1.375%, 9/10/21	8,154,000,000		KRW	7,439,575
				72,173,911
Ukraine 0.9%
[g,h,i] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	4,993,000			3,495,724
Total Foreign Government and Agency Securities (Cost $236,487,696) .				240,674,081

Short Term Investments 31.6%
Foreign Government and Agency Securities 1.5%
Argentina 0.7%
Letras del Banco Central de la Republica Argentina, Strip, 6/21/18 - 10/17/18	64,881,000		ARS	2,872,333
Mexico 0.8%
[j] Mexico Treasury Bill, 12/06/18	5,865,770	[k]	MXN	3,063,190
Total Foreign Government and Agency Securities (Cost $5,924,048)				5,935,523
U.S. Government and Agency Securities 2.7%
United States 2.7%
[j] U.S. Treasury Bill, 9/13/18 - 2/28/19	8,398,000			8,282,323
U.S. Treasury Note,
1.50%, 8/31/18	940,000			938,522
2.75%, 2/15/19	912,000			917,031
Total U.S. Government and Agency Securities (Cost $10,136,030)				10,137,876
Total Investments before Money Market Funds (Cost $252,547,774)				256,747,480

	Shares

Money Market Funds (Cost $103,461,222) 27.4%
United States 27.4%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	103,461,222			103,461,222
Total Investments (Cost $356,008,996) 95.3%				360,208,702
Other Assets, less Liabilities 4.7%				17,668,034
Net Assets 100.0%.				$377,876,736

|30

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cRedemption price at maturity and coupon payment is adjusted for inflation.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gNon-income producing.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
iThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
jThe security was issued on a discount basis with no stated coupon rate.
kPrincipal amount is stated in 10 Mexican Peso Units.
lSee Note 6 regarding investments in affiliated management investment companies.
mThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	1,005,086	1,241,080		4/03/18	$—	$(4,032)
Euro	GSCO	Sell	1,005,086	1,228,999		4/03/18	—	(8,049)
Euro	MSCO	Sell	2,850,000	3,445,522		4/05/18	—	(62,725)
Australian Dollar	CITI	Sell	17,916,470	14,042,929		4/06/18	285,725	—
Euro	JPHQ	Sell	5,133,700	6,239,191		4/09/18	—	(82,010)
Euro	SCNY	Sell	142,592	172,974		4/09/18	—	(2,602)
Euro	UBSW	Sell	596,154	723,313		4/09/18	—	(10,740)
Euro	BZWS	Sell	736,000	886,328		4/10/18	—	(19,984)
Euro	GSCO	Sell	399,000	480,304		4/10/18	—	(11,025)
Euro	HSBK	Sell	5,247,292	6,317,634		4/10/18	—	(143,894)
Euro	JPHQ	Sell	247,137	297,351		4/10/18	—	(6,975)
Euro	SCNY	Sell	195,249	235,146		4/10/18	—	(5,284)
Japanese Yen	SCNY	Sell	23,520,000	210,847		4/10/18	—	(10,362)
Euro	JPHQ	Sell	186,425	223,641		4/11/18	—	(5,940)
Euro	DBAB	Sell	3,684,803	4,433,573		4/12/18	—	(104,550)
Euro	JPHQ	Sell	206,662	256,473		4/12/18	1,952	—
Japanese Yen	CITI	Sell	20,800,000	191,502		4/13/18	—	(4,162)
Euro	BOFA	Sell	208,570	252,706		4/16/18	—	(4,238)
Euro	GSCO	Sell	247,466	302,436		4/16/18	—	(2,425)
Euro	HSBK	Sell	396,000	479,693		4/16/18	—	(8,152)
Euro	JPHQ	Sell	418,000	506,386		4/16/18	—	(8,560)
Euro	SCNY	Sell	327,000	395,964		4/16/18	—	(6,877)
Euro	BOFA	Sell	64,282	78,437		4/17/18	—	(760)
Euro	JPHQ	Sell	1,801,118	2,198,517		4/17/18	—	(20,492)
Euro	GSCO	Sell	582,885	717,007		4/18/18	—	(1,169)
Euro	JPHQ	Sell	2,629,256	3,234,905		4/18/18	—	(4,615)
Euro	MSCO	Sell	807,000	998,195		4/19/18	3,815	—
Indonesian Rupiah	JPHQ	Buy	104,632,000,000	9,813,543	AUD	4/19/18	70,751	—
Euro	DBAB	Sell	434,885	535,222		4/23/18	—	(794)
Euro	JPHQ	Sell	2,061,845	2,539,802		4/23/18	—	(1,515)
Euro	UBSW	Sell	573,000	705,609		4/23/18	—	(639)

|31

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	16,634,000	156,873		4/23/18	$300	$—
Euro	CITI	Sell	48,798	60,136		4/24/18	—	(14)
Euro	DBAB	Sell	922,000	1,134,705		4/24/18	—	(1,782)
Euro	JPHQ	Sell	32,570	40,132		4/24/18	—	(14)
Indian Rupee	DBAB	Buy	1,094,000	16,520		4/25/18	245	—
Indian Rupee	DBAB	Sell	1,094,000	16,506		4/25/18	—	(259)
Japanese Yen	MSCO	Sell	11,745,000	111,709		4/26/18	1,135	—
Indian Rupee	DBAB	Buy	95,708,516	1,444,221		4/27/18	22,178	—
Indian Rupee	DBAB	Sell	95,708,516	1,443,567		4/27/18	—	(22,831)
Japanese Yen	GSCO	Sell	33,200,000	294,214		4/27/18	—	(18,371)
Euro	BZWS	Sell	2,023,992	2,518,453		4/30/18	22,535	—
Euro	CITI	Sell	805,010	1,000,724		4/30/18	8,013	—
Euro	SCNY	Sell	670,195	832,552		4/30/18	6,091	—
Brazilian Real	DBAB	Buy	8,737,100	2,182,365	EUR	5/02/18	—	(55,182)
Euro	GSCO	Sell	444,500	557,701		5/02/18	9,478	—
Euro	HSBK	Sell	810,000	1,016,317		5/02/18	17,306	—
Euro	JPHQ	Sell	1,228,000	1,539,556		5/02/18	25,006	—
Indian Rupee	DBAB	Buy	118,000,000	1,518,075	EUR	5/02/18	—	(65,452)
Mexican Peso	CITI	Buy	42,756,760	1,914,165	EUR	5/02/18	—	(21,215)
South Korean Won	DBAB	Buy	4,983,964,000	4,649,220		5/02/18	45,134	—
South Korean Won	DBAB	Sell	71,508,631,500	65,323,334		5/02/18	—	(2,030,042)
Euro	GSCO	Sell	1,005,086	1,243,693		5/03/18	3,983	—
Euro	BOFA	Sell	1,234,819	1,545,376		5/07/18	21,857	—
Euro	CITI	Sell	239,000	299,220		5/07/18	4,342	—
Euro	DBAB	Sell	6,987,933	8,731,742		5/07/18	110,032	—
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,007,666	EUR	5/08/18	—	(49,714)
Japanese Yen	BOFA	Sell	15,120,000	137,317		5/08/18	—	(5,147)
Euro	CITI	Sell	203,000	250,857		5/09/18	359	—
Euro	DBAB	Sell	780,000	963,538		5/09/18	1,033	—
Japanese Yen	CITI	Sell	34,542,911	305,318		5/09/18	—	(20,176)
Euro	HSBK	Sell	152,000	187,789		5/14/18	155	—
Euro	JPHQ	Sell	206,662	257,046		5/14/18	1,935	—
Euro	JPHQ	Sell	1,650,000	2,034,401		5/14/18	—	(2,416)
Japanese Yen	CITI	Sell	29,073,000	258,844		5/14/18	—	(15,202)
Japanese Yen	JPHQ	Sell	33,933,000	302,460		5/14/18	—	(17,397)
Euro	DBAB	Sell	1,328,838	1,652,530		5/15/18	12,046	—
Euro	GSCO	Sell	191,000	237,245		5/15/18	1,451	—
Japanese Yen	GSCO	Sell	57,105,000	508,468		5/15/18	—	(29,849)
Japanese Yen	HSBK	Sell	15,273,000	136,549		5/15/18	—	(7,426)
Japanese Yen	SCNY	Sell	42,686,000	381,196		5/15/18	—	(21,195)
South Korean Won	CITI	Buy	4,902,000,000	4,590,676		5/15/18	27,985	—
South Korean Won	CITI	Sell	4,902,000,000	4,403,126		5/15/18	—	(215,535)
Euro	BOFA	Sell	946,613	1,181,013		5/16/18	12,310	—
Japanese Yen	CITI	Sell	2,922,685,000	26,229,774		5/16/18	—	(1,323,631)
Japanese Yen	SCNY	Sell	34,402,400	306,063		5/16/18	—	(18,263)
Japanese Yen	CITI	Sell	31,268,000	280,490		5/18/18	—	(14,328)
Euro	JPHQ	Sell	2,061,845	2,590,069		5/21/18	43,548	—
Euro	SCNY	Sell	388,000	486,798		5/21/18	7,591	—
Euro	UBSW	Sell	140,305	176,059		5/21/18	2,773	—
Japanese Yen	CITI	Sell	31,268,000	279,496		5/21/18	—	(15,383)

|32

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	40,563,000	370,941		5/21/18	$—	$(11,596)
South Korean Won	CITI	Buy	5,092,000,000	4,769,502		5/21/18	28,900	—
South Korean Won	CITI	Sell	5,092,000,000	4,721,591		5/21/18	—	(76,811)
Euro	BOFA	Sell	781,000	969,612		5/22/18	4,951	—
Euro	DBAB	Sell	3,464,889	4,304,431		5/22/18	24,739	—
Euro	HSBK	Sell	677,192	840,957		5/22/18	4,517	—
Euro	UBSW	Sell	60,021	74,594		5/22/18	459	—
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	515,932	AUD	5/22/18	—	(3,780)
Japanese Yen	CITI	Sell	7,521,000	67,652		5/22/18	—	(3,281)
Japanese Yen	HSBK	Sell	34,880,000	327,420		5/22/18	—	(1,545)
Japanese Yen	JPHQ	Sell	44,076,000	408,968		5/22/18	—	(6,726)
Japanese Yen	SCNY	Sell	23,295,000	209,509		5/24/18	—	(10,224)
Japanese Yen	BOFA	Sell	23,333,000	213,672		5/25/18	—	(6,434)
Euro	JPHQ	Sell	543,898	674,923		5/29/18	2,768	—
Japanese Yen	HSBK	Sell	53,185,000	497,792		5/29/18	—	(4,056)
Japanese Yen	JPHQ	Sell	46,880,000	441,386		5/29/18	—	(969)
Japanese Yen	MSCO	Sell	11,745,000	111,948		5/29/18	1,123	—
Euro	BOFA	Sell	118,760	147,369		5/31/18	579	—
Euro	BZWS	Sell	2,023,992	2,509,042		5/31/18	7,346	—
Euro	DBAB	Sell	3,690,518	4,570,781		5/31/18	9,224	—
Euro	SCNY	Sell	683,487	845,958		5/31/18	1,155	—
Japanese Yen	BZWS	Sell	17,800,000	167,877		5/31/18	—	(106)
Japanese Yen	DBAB	Sell	17,053,000	160,544		5/31/18	—	(390)
Euro	BOFA	Sell	237,212	292,924		6/01/18	—	(300)
Japanese Yen	HSBK	Sell	27,402,000	256,814		6/01/18	—	(1,805)
Brazilian Real	JPHQ	Buy	105,449,861	32,112,145		6/04/18	—	(388,901)
Brazilian Real	JPHQ	Sell	26,070,500	8,202,139		6/04/18	359,162	—
Euro	GSCO	Sell	1,005,086	1,234,477		6/04/18	—	(8,253)
Japanese Yen	JPHQ	Sell	70,000,000	658,080		6/05/18	—	(2,770)
South Korean Won	HSBK	Sell	4,362,000,000	4,079,113		6/05/18	—	(33,188)
Euro	UBSW	Sell	596,154	738,643		6/06/18	1,409	—
Japanese Yen	HSBK	Sell	33,100,000	315,840		6/06/18	3,329	—
Euro	BOFA	Sell	1,234,819	1,530,101		6/07/18	2,930	—
Euro	GSCO	Sell	616,000	764,339		6/07/18	2,496	—
South Korean Won	GSCO	Sell	4,520,000,000	4,184,604		6/07/18	—	(76,934)
Australian Dollar	JPHQ	Sell	14,299,239	11,209,173		6/12/18	227,690	—
Euro	JPHQ	Sell	206,662	257,566		6/12/18	1,866	—
Euro	DBAB	Sell	3,684,803	4,570,353		6/13/18	10,816	—
Japanese Yen	CITI	Sell	9,278,000	82,706		6/13/18	—	(4,936)
Japanese Yen	JPHQ	Sell	1,913,717,700	18,064,166		6/14/18	—	(14,578)
Mexican Peso	CITI	Buy	82,331,810	3,523,264	EUR	6/14/18	114,041	—
Euro	JPHQ	Sell	2,061,845	2,569,626		6/15/18	17,885	—
Euro	BOFA	Sell	946,613	1,178,978		6/18/18	7,150	—
Japanese Yen	JPHQ	Sell	172,858,450	1,635,817		6/18/18	2,359	—
Japanese Yen	MSCO	Sell	6,000,000	53,638		6/18/18	—	(3,061)
Euro	GSCO	Sell	247,466	307,321		6/19/18	952	—
Japanese Yen	BZWS	Sell	18,748,705	177,850		6/19/18	668	—
Euro	GSCO	Sell	830,952	1,029,259		6/20/18	434	—
Euro	UBSW	Sell	140,305	174,163		6/20/18	447	—
Japanese Yen	CITI	Sell	18,818,061	179,058		6/20/18	1,207	—

|33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	CITI	Buy	1,489,000,000	1,395,872		6/20/18	$8,587	$—
South Korean Won	CITI	Sell	2,444,000,000	2,297,640		6/20/18	—	(7,596)
Japanese Yen	BZWS	Sell	13,651,450	130,187		6/26/18	1,110	—
Japanese Yen	JPHQ	Sell	18,778,488	179,167		6/26/18	1,612	—
Japanese Yen	JPHQ	Sell	46,880,000	448,862		6/28/18	5,536	—
Euro	BOFA	Sell	118,760	148,317		6/29/18	1,166	—
Euro	DBAB	Sell	3,689,068	4,607,480		6/29/18	36,485	—
Japanese Yen	BZWS	Sell	63,037,000	572,239		6/29/18	—	(23,920)
Japanese Yen	JPHQ	Sell	4,170,000	39,499		6/29/18	62	—
Japanese Yen	DBAB	Sell	23,005,000	206,619		7/11/18	—	(11,136)
Japanese Yen	CITI	Sell	7,840,000	71,071		7/12/18	—	(3,145)
Japanese Yen	HSBK	Sell	28,700,000	260,436		7/17/18	—	(11,346)
Mexican Peso	DBAB	Buy	218,500,000	9,136,525	EUR	7/26/18	451,097	—
Japanese Yen	DBAB	Sell	31,548,058	293,556		7/30/18	—	(5,480)
Japanese Yen	BZWS	Sell	37,960,000	352,632		7/31/18	—	(7,208)
Japanese Yen	BZWS	Sell	15,100,000	139,936		8/08/18	—	(3,288)
Japanese Yen	CITI	Sell	42,706,000	394,788		8/09/18	—	(10,308)
Japanese Yen	CITI	Sell	15,026,000	138,928		8/13/18	—	(3,646)
Japanese Yen	CITI	Sell	29,073,000	260,336		8/14/18	—	(15,543)
Japanese Yen	JPHQ	Sell	8,460,000	79,510		8/15/18	—	(774)
Mexican Peso	CITI	Buy	217,062,136	9,026,654	EUR	8/22/18	435,783	—
Japanese Yen	DBAB	Sell	7,432,000	70,332		8/27/18	—	(259)
Mexican Peso	CITI	Buy	23,897,760	1,010,834	EUR	9/07/18	21,938	—
Japanese Yen	GSCO	Sell	2,903,924,440	27,695,989		9/18/18	69,239	—
Japanese Yen	DBAB	Sell	2,870,000,000	27,448,933		9/19/18	142,919	—
Mexican Peso	CITI	Buy	22,997,080	955,830	EUR	12/07/18	15,336	—
Japanese Yen	SCNY	Sell	37,130,000	343,161		1/22/19	—	(13,779)
Japanese Yen	BZWS	Sell	20,800,000	192,461		1/24/19	—	(7,526)
Japanese Yen	DBAB	Sell	7,860,000	72,476		1/24/19	—	(3,096)
Japanese Yen	JPHQ	Sell	623,484,220	5,783,766		1/25/19	—	(211,364)
Japanese Yen	HSBK	Sell	40,858,365	383,755		1/31/19	—	(9,306)
Japanese Yen	MSCO	Sell	16,900,000	157,108		2/06/19	—	(5,548)
Japanese Yen	SCNY	Sell	30,300,000	281,703		2/06/19	—	(9,924)
Japanese Yen	CITI	Sell	29,073,000	274,422		2/14/19	—	(5,572)
Total Forward Exchange Contracts							$2,802,536	$(5,543,802)
Net unrealized appreciation (depreciation)								$(2,741,266)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|34

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
				Appreciation
	Payment	Maturity	Notional	(Deprecia-
Description	Frequency	Date	Amount	tion)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	$15,050,000	$703,820
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	8,880,000	413,980
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	2,220,000	108,599
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	1,880,000	91,532
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	2,960,000	168,154
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.449%	Semi-Annual	7/02/25	4,540,000	76,898
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	7,284,000	196,407
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	5,970,000	81,224
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	21,600,000	1,844,172
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	5,060,000	(186,398)
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	5,060,000	(203,159)
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	5,060,000	(221,207)
Total Interest Rate Swap Contracts				$3,074,022

See Abbreviations on page 44.

|35

TEMPLETON INCOME TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Bond Fund - Forwards, swaps and VRI

Templeton Global Bond Fund - Forwards, swaps and VRI

Templeton Global Total Return Fund - Forwards, swaps and VRI

Templeton International Bond Fund - Fowards, swaps and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At March 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/
Shares/		Acquisition
Warrants	Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund
84	Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436	Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	—
121,748	Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
2,171,539	K2016470219 South Africa Ltd., A	5/16/13 - 2/01/17	14,538	1,837

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			TEMPLETON INCOME TRUST
		NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Principal
Amount*/
Shares/			Acquisition
Warrants		Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund (continued)
619,903		K2016470219 South Africa Ltd., B	2/01/17	$460	$524
164,589		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	5/16/13 - 12/29/17	249,756	3,267
38,934	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 12/29/17	23,006	1,410
82,385		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22.	2/01/17 - 12/29/17	76,449	27,103
583,800		Reventazon Finance Trust, secured bond, first lien, 144A,
		8.00%, 11/15/33	12/18/13	583,800	622,354
		Total Restricted Securities (Value is 2.1% of Net Assets)		$965,229	$656,495
Templeton Global Total Return Fund
22,026		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$234	$—
394,125,656		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
434,200,485		K2016470219 South Africa Ltd., A	2/22/11 - 2/01/17	1,608,225	367,208
50,014,925		K2016470219 South Africa Ltd., B	2/01/17	37,134	42,298
32,908,895		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	2/22/11 - 12/29/17	30,179,860	653,170
10,207,800	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 12/29/17	6,034,706	369,737
6,646,950		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22.	2/01/17 - 12/29/17	6,458,952	2,186,725
		Total Restricted Securities (Value is 0.1% of Net Assets)		$48,833,238	$3,619,138

*In U.S dollars unless otherwise indicated.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.24%	6,581,624	6,789,673	(3,997,261)	9,374,036	$9,374,036	$20,243	$—	$—

Templeton Global Bond Fund
Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.24%	6,224,341,342	7,850,927,200	(6,417,557,705)	7,657,710,837	$7,657,710,837	$18,593,469	$—	$—

Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.24%	790,331,763	1,067,785,246	(736,499,042)	1,121,617,967	$1,121,617,967	$2,509,360	$—	$—

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.24%	56,018,858	83,180,289	(35,737,925)	103,461,222	$103,461,222	$203,657	$—	$—

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$2,361	[c]	$2,361
Foreign Government and Agency Securities	—	13,172,894	—		13,172,894
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	622,354		622,354
South Africa	—	—	31,780		31,780
Short Term Investments	9,374,036	6,123,637	—		15,497,673
Total Investments in Securities	$9,374,036	$19,296,531	$656,495		$29,327,062

Other Financial Instruments:
Forward Exchange Contracts	$—	$238,409	$—		$238,409
Swap Contracts.	—	77,289	—		77,289
Total Other Financial Instruments	$—	$315,698	$—		$315,698

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$189,320	$—		$189,320
Swap Contracts.	—	140,520	—		140,520
Total Other Financial Instruments	$—	$329,840	$—		$329,840

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			TEMPLETON INCOME TRUST
	NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Templeton Global Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$22,103,995,913	$—		$22,103,995,913
Quasi-Sovereign and Corporate Bonds	—	468,606,634	—		468,606,634
Short Term Investments	11,063,413,767	3,091,132,020	—		14,154,545,787
Total Investments in Securities	$11,063,413,767	$25,663,734,567	$—		$36,727,148,334

Other Financial Instruments:
Forward Exchange Contracts	$—	$200,705,412	$—		$200,705,412
Swap Contracts.	—	288,512,576	—		288,512,576
Total Other Financial Instruments	$—	$489,217,988	$—		$489,217,988

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$633,108,957	$—		$633,108,957
Swap Contracts.	—	56,808,603	—		56,808,603
Total Other Financial Instruments	$—	$689,917,560	$—		$689,917,560

Templeton Global Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$409,506	[c]	$409,506
United States	—	1,808,479	—		1,808,479
Convertible Bonds	—	54,425,530	—		54,425,530
Senior Floating Rate Interests	—	129,634	—		129,634
Foreign Government and Agency Securities	—	3,411,766,937	—		3,411,766,937
Quasi-Sovereign and Corporate Bonds:
South Africa	—	—	3,209,632		3,209,632
Escrows and Litigation Trusts	—	—	—[c]		—
Short Term Investments	1,388,747,205	471,059,956	—		1,859,807,161
Total Investments in Securities	$1,388,747,205	$3,939,190,536	$3,619,138		$5,331,556,879

Other Financial Instruments:
Forward Exchange Contracts	$—	$31,201,000	$—		$31,201,000
Swap Contracts.	—	54,516,537	—		54,516,537
Total Other Financial Instruments	$—	$85,717,537	$—		$85,717,537

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$84,324,508	$—		$84,324,508
Swap Contracts.	—	21,016,028	—		21,016,028
Total Other Financial Instruments	$—	$105,340,536	$—		$105,340,536

Templeton International Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$240,674,081	$—		$240,674,081
Short Term Investments	111,743,545	7,791,076	—		119,534,621
Total Investments in Securities	$111,743,545	$248,465,157	$—		$360,208,702

Other Financial Instruments:
Forward Exchange Contracts	$—	$2,802,536	$—		$2,802,536
Swap Contracts.	—	3,684,786	—		3,684,786
Total Other Financial Instruments	$—	$6,487,322	$—		$6,487,322

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TEMPLETON INCOME TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Templeton International Bond Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$5,543,802	$—	$5,543,802
Swap Contracts.	—	610,764	—	610,764
Total Other Financial Instruments	$—	$6,154,566	$—	$6,154,566

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at March 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31,
2018, is as follows:

											Net Change in
											Unrealized
											Appreciation
							Net	Net			(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of		Purchases	Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		(Sales)	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[b]
South Africa	$2,256	[c]	$—	$—	$—	$—	$—	$105	$2,361	[c]	$105
Quasi-Sovereign and Corporate Bonds:
Costa Rica	645,391		—	—	—	—	—	(23,037)	622,354		(23,037)
South Africa	234		—	30,370	—	—	—	1,176	31,780		1,176
Total.	$647,881		$—	$30,370	$—	$—	$—	$(21,756)	$656,495		$(21,756)

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common stocks as well as other equity investments.
cIncludes securities determined to have no value.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2018, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds		Discounted cash flow
Costa Rica	$622,354	model	Discount rate[b]	7.0%	Decrease[c]
All Other Investments[d]	34,141
Total	$656,495

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON INCOME TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	AUD	Australian Dollar		Banks ARS
CITI	Citigroup, Inc.	BRL	Brazilian Real	FHLB	Federal Home Loan Bank
DBAB	Deutsche Bank AG	COP	Colombian Peso	FRN	Floating Rate Note
GSCO	The Goldman Sachs Group Inc.	DEM	Deutsche Mark	GDP	Gross Domestic Product
HSBK	HSBC Bank PLC	EGP	Egyptian Pound	LIBOR	London InterBank Offered Rate
JPHQ	JP Morgan Chase & Co.	EUR	Euro	PIK	Payment-In-Kind
MSCO	Morgan Stanley	GHS	Ghanaian Cedi	VRI	Value Recovery Instrument
SCNY	Standard Chartered Bank	IDR	Indonesian Rupiah
UBSW	UBS AG	INR	Indian Rupee
		KRW	South Korean Won
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		THB	Thailand Baht
		USD	United States Dollar

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|44

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

By /s/Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date May 24, 2018